Nuveen Minnesota Intermediate Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.5%
	MUNICIPAL BONDS – 98.5%
	Education and Civic Organizations – 16.3%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
$425	3.000%, 8/01/23	No Opt. Call	BB+	$438,689
720	3.500%, 8/01/25	No Opt. Call	BB+	771,689
130	4.000%, 8/01/28	8/26 at 100.00	BB+	143,326
1,160	Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba Twin Lakes STEM Academy Project, Series 2021A, 5.000%, 6/15/37	6/29 at 100.00	N/R	1,179,674
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
100	5.000%, 7/01/31	7/24 at 102.00	N/R	109,928
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,092,290
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
190	5.000%, 7/01/30	7/25 at 100.00	BB+	212,403
710	5.250%, 7/01/37	7/25 at 100.00	BB+	799,133
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A:
200	4.000%, 7/01/22	No Opt. Call	BB+	204,628
465	4.000%, 7/01/23	No Opt. Call	BB+	487,283
300	4.000%, 7/01/24	No Opt. Call	BB+	320,529
135	4.000%, 7/01/25	No Opt. Call	BB+	146,726
130	4.000%, 7/01/26	7/25 at 100.00	BB+	141,141
300	4.000%, 7/01/27	7/25 at 100.00	BB+	324,318
370	4.000%, 7/01/28	7/25 at 100.00	BB+	399,134
240	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27	10/24 at 100.00	N/R	253,111
645	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.500%, 8/01/36	8/22 at 102.00	BB+	676,663
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
1,010	4.500%, 7/01/26	No Opt. Call	N/R	1,093,204
40	5.000%, 7/01/36	7/26 at 100.00	N/R	42,974
1,820	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 4.000%, 11/01/26	No Opt. Call	BB	1,948,565
975	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BB	1,027,494

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A:
$1,000	4.750%, 7/01/31	7/26 at 100.00	N/R	$1,070,210
500	5.000%, 7/01/36	7/26 at 100.00	N/R	531,215
1,350	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	1,475,766
1,405	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A	12/27 at 100.00	N/R	1,617,464
1,380	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	1,480,229
315	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refundinjg Series 2010, 4.000%, 9/01/21	8/21 at 100.00	A2	315,000
1,040	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Refunding Series 2015, 4.000%, 12/01/28	12/24 at 100.00	Aa1	1,146,933
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,800	5.000%, 5/01/32	5/27 at 100.00	BB+	3,204,768
405	5.000%, 5/01/37	5/27 at 100.00	BB+	458,654
1,600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017, 4.000%, 3/01/33	3/27 at 100.00	Aa2	1,823,280
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc, Refunding Series 2019:
100	3.000%, 12/01/22	No Opt. Call	Baa2	102,993
140	3.000%, 12/01/23	No Opt. Call	Baa2	147,172
105	4.000%, 12/01/24	No Opt. Call	Baa2	115,818
310	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St Scholastica, Inc, Series 2012-7R, 3.375%, 12/01/22	No Opt. Call	Baa2	320,720
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2013-7W:
350	4.000%, 10/01/21	No Opt. Call	A3	351,005
250	5.000%, 10/01/22	No Opt. Call	A3	262,298
500	5.000%, 10/01/23	No Opt. Call	A3	546,860
1,000	4.250%, 10/01/28	10/23 at 100.00	A3	1,066,360
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunidng Series 2021:
100	4.000%, 3/01/29	No Opt. Call	Aa3	121,984
150	4.000%, 3/01/30	No Opt. Call	Aa3	185,682
160	4.000%, 3/01/31	No Opt. Call	Aa3	200,437
140	4.000%, 3/01/32	3/31 at 100.00	Aa3	173,922
1,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/29	3/25 at 100.00	Aa3	1,349,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,235	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/31	10/28 at 100.00	Baa1	$1,511,862
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Refunding Series 2021:
500	4.000%, 10/01/32	10/30 at 100.00	A2	610,120
200	4.000%, 10/01/34	10/30 at 100.00	A2	242,338
700	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Series 2015-8I, 3.375%, 10/01/30	10/25 at 100.00	A2	761,516
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2015-8-G:
1,305	5.000%, 12/01/26	12/25 at 100.00	A1	1,544,676
1,000	5.000%, 12/01/28	12/25 at 100.00	A1	1,177,020
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2021:
1,250	3.000%, 10/01/38	10/30 at 100.00	A1	1,386,050
1,000	3.000%, 10/01/41	10/30 at 100.00	A1	1,100,050
1,500	4.000%, 10/01/46	10/30 at 100.00	A1	1,780,080
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U:
2,000	4.000%, 4/01/25	4/23 at 100.00	A2	2,113,740
775	4.000%, 4/01/26	4/23 at 100.00	A2	817,501
300	4.000%, 4/01/27	4/23 at 100.00	A2	315,846
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A:
750	4.000%, 10/01/34	10/27 at 100.00	A2	865,275
525	4.000%, 10/01/35	10/27 at 100.00	A2	604,863
450	4.000%, 10/01/36	10/27 at 100.00	A2	517,460
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
400	5.000%, 10/01/27	No Opt. Call	A2	497,124
295	5.000%, 10/01/28	No Opt. Call	A2	375,284
1,000	4.000%, 10/01/31	10/29 at 100.00	A2	1,203,570
450	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26 (AMT)	No Opt. Call	AA	539,820
705	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26 (AMT)	No Opt. Call	AA	845,718
	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
1,515	4.250%, 10/01/24	10/21 at 100.00	AA-	1,519,999
880	4.375%, 10/01/25	10/21 at 100.00	AA-	882,992
905	4.500%, 10/01/26	10/21 at 100.00	AA-	908,167
1,185	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2015A, 3.000%, 10/01/26	4/25 at 100.00	AA-	1,286,863

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016:
$980	4.000%, 12/01/30	12/25 at 100.00	Baa1	$1,066,759
1,060	4.000%, 12/01/32	12/25 at 100.00	Baa1	1,148,340
935	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BB-	991,521
560	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/26	12/21 at 100.00	BBB-	565,611
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/36 (4)	4/26 at 100.00	N/R	66,788
710	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/38, 144A	7/27 at 100.00	N/R	816,138
2,005	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A, 5.250%, 9/01/31	9/26 at 100.00	BB+	2,341,459
200	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A, 5.000%, 6/15/38, 144A	6/25 at 100.00	N/R	217,946
165	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BB+	165,000
200	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.000%, 9/01/31	9/24 at 102.00	BB+	213,406
885	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BB	962,606
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
95	4.000%, 7/01/23	No Opt. Call	BB	98,406
700	5.000%, 7/01/33	7/23 at 100.00	BB	735,595
260	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.000%, 3/01/28	3/23 at 100.00	BB	266,622
2,770	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.000%, 10/01/36	10/26 at 100.00	N/R	3,053,897
250	University of Minnesota, General Obligation Bonds, Refunding Series 2017B, 5.000%, 12/01/21	No Opt. Call	Aa1	253,050
	University of Minnesota, General Obligation Bonds, Series 2014B:
1,000	4.000%, 1/01/31	1/24 at 100.00	Aa1	1,078,730
1,000	4.000%, 1/01/32	1/24 at 100.00	Aa1	1,077,770
1,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	1,075,830
	University of Minnesota, General Obligation Bonds, Series 2019A:
1,310	5.000%, 4/01/29	No Opt. Call	Aa1	1,713,454
1,890	5.000%, 4/01/30	4/29 at 100.00	Aa1	2,454,411

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
$150	3.750%, 6/01/26	6/24 at 100.00	N/R	$153,897
10	4.500%, 6/01/36	6/24 at 100.00	N/R	10,217
690	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury Leadership Academy, Series 2021A, 4.000%, 7/01/31	7/28 at 103.00	BB-	782,357
67,135	Total Education and Civic Organizations			74,598,766
	Health Care – 14.2%
3,370	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29	3/26 at 100.00	N/R	3,653,282
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
1,140	4.000%, 4/01/29	4/27 at 100.00	BBB	1,285,886
1,040	4.000%, 4/01/32	4/27 at 100.00	BBB	1,145,498
1,150	Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView Health Project, Refunding Series 2017A, 4.000%, 5/01/32	5/25 at 100.00	N/R	1,161,891
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
1,045	5.000%, 2/15/33	2/28 at 100.00	A-	1,281,024
160	4.250%, 2/15/38	2/28 at 100.00	A-	185,776
500	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series 2021A, 4.000%, 6/15/37 (WI/DD, Settling 9/9/21)	6/31 at 100.00	BBB-	585,975
240	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery, 4.000%, 6/15/35 (WI/DD, Settling 3/17/22)	6/32 at 100.00	BBB-	276,934
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
660	4.000%, 4/01/25	4/22 at 100.00	BBB	671,708
400	4.000%, 4/01/26	4/22 at 100.00	BBB	406,828
2,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Baa1	2,317,100
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
495	5.000%, 5/01/31	5/27 at 100.00	Baa1	596,500
405	5.000%, 5/01/32	5/27 at 100.00	Baa1	486,822
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
1,190	5.000%, 11/15/28	11/25 at 100.00	A+	1,395,739
1,100	5.000%, 11/15/29	11/25 at 100.00	A+	1,288,683
1,000	5.000%, 11/15/30	11/25 at 100.00	A+	1,170,180
2,000	5.000%, 11/15/32	11/25 at 100.00	A+	2,334,940

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
$3,390	5.000%, 11/15/35	11/28 at 100.00	A+	$4,260,959
2,100	5.000%, 11/15/36	11/28 at 100.00	A+	2,634,555
500	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	617,050
	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2019:
300	5.000%, 11/15/22	No Opt. Call	AA-	317,529
275	5.000%, 11/15/24	No Opt. Call	AA-	316,302
225	5.000%, 11/15/25	No Opt. Call	AA-	267,806
645	5.000%, 11/15/26	No Opt. Call	AA-	791,002
1,030	5.000%, 11/15/27	No Opt. Call	AA-	1,297,378
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A:
275	4.000%, 12/01/25	9/21 at 100.00	N/R	272,630
250	4.050%, 12/01/26	9/21 at 100.00	N/R	245,095
250	4.150%, 12/01/27	9/21 at 100.00	N/R	243,158
750	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C, 5.400%, 12/01/33	9/21 at 100.00	N/R	750,157
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B:
2,560	5.000%, 11/15/29	No Opt. Call	AA	3,389,747
1,000	5.000%, 11/15/33	No Opt. Call	AA	1,438,620
1,785	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	AA	1,800,654
945	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/24	No Opt. Call	AA-	1,061,604
1,895	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 5.000%, 5/01/27	5/26 at 100.00	AA-	2,273,924
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
3,720	5.000%, 7/01/28	7/25 at 100.00	A	4,365,978
1,550	5.000%, 7/01/30	7/25 at 100.00	A	1,816,569
4,500	5.000%, 7/01/32	7/25 at 100.00	A	5,266,440
1,155	4.000%, 7/01/35	7/25 at 100.00	A	1,276,367

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
$1,000	5.000%, 11/15/28	11/27 at 100.00	A+	$1,242,570
1,000	5.000%, 11/15/34	11/27 at 100.00	A+	1,227,770
1,745	4.000%, 11/15/35	11/27 at 100.00	A+	2,019,506
625	4.000%, 11/15/36	11/27 at 100.00	A+	722,100
1,305	4.000%, 11/15/37	11/27 at 100.00	A+	1,504,365
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,200	5.000%, 9/01/27	9/24 at 100.00	A	1,333,512
1,140	5.000%, 9/01/29	9/24 at 100.00	A	1,255,072
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
485	4.500%, 7/01/24	10/21 at 100.00	BBB	486,324
260	5.000%, 7/01/34	10/21 at 100.00	BBB	260,595
55,755	Total Health Care			65,000,104
	Housing/Multifamily – 0.1%
500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	9/21 at 100.00	Aaa	501,550
	Housing/Single Family – 0.6%
230	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	9/21 at 100.00	AA+	230,209
160	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (AMT)	1/22 at 100.00	AA+	161,565
55	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (AMT)	No Opt. Call	AA+	55,548
145	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 3.100%, 7/01/26	7/24 at 100.00	AA+	146,657
15	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	15,607
55	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 3.200%, 7/01/30 (AMT)	1/27 at 100.00	AA+	55,429
95	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D, 3.300%, 1/01/30 (AMT)	1/27 at 100.00	AA+	101,268
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
445	1.300%, 7/01/22 (AMT)	No Opt. Call	AA+	447,955
320	1.350%, 7/01/23 (AMT)	No Opt. Call	AA+	324,202
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E:
770	1.850%, 1/01/29	No Opt. Call	AA+	805,243
460	1.900%, 7/01/29	No Opt. Call	AA+	479,016
2,750	Total Housing/Single Family			2,822,699

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials – 0.2%
$1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1, 4.000%, 6/01/28	12/21 at 100.00	A+	$1,008,830
	Long-Term Care – 9.4%
250	Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka, Inc Project, Refunding Series 2017, 5.000%, 11/01/46	11/24 at 103.00	N/R	269,893
1,000	Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc, Orchard Path Project, Refunding Series 2018, 4.250%, 9/01/38	9/23 at 102.00	N/R	1,044,690
1,000	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25	11/24 at 100.00	Baa1	1,134,210
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
100	4.000%, 9/01/29	9/26 at 102.00	N/R	106,960
100	4.000%, 9/01/30	9/26 at 102.00	N/R	105,945
100	4.000%, 9/01/31	9/26 at 102.00	N/R	104,787
100	4.000%, 9/01/32	9/26 at 102.00	N/R	103,771
155	4.000%, 9/01/33	9/26 at 102.00	N/R	160,064
100	4.000%, 9/01/34	9/26 at 102.00	N/R	102,766
815	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/33	8/23 at 100.00	N/R	861,683
1,110	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds, Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31	11/22 at 100.00	N/R	1,115,539
325	City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31	8/24 at 100.00	N/R	335,004
235	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2017, 4.450%, 3/01/31	3/22 at 101.00	N/R	237,919
200	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2018, 4.500%, 9/01/33	9/23 at 100.00	N/R	204,214
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
1,000	4.600%, 1/01/27	1/23 at 100.00	N/R	1,002,750
500	5.000%, 1/01/34	1/23 at 100.00	N/R	500,665
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,385	3.875%, 8/01/29, 144A	8/22 at 100.00	N/R	2,427,429
1,100	5.000%, 8/01/36, 144A	8/22 at 100.00	N/R	1,126,983
500	Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35	5/24 at 101.00	N/R	510,535
1,435	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	10/21 at 100.00	N/R	1,436,736
200	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019, 4.000%, 7/01/32	7/25 at 102.00	N/R	208,440

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$100	Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019, 3.750%, 5/01/34	5/24 at 101.00	N/R	$97,143
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24	11/22 at 100.00	N/R	1,426,768
1,650	4.750%, 11/15/28	11/22 at 100.00	N/R	1,666,038
	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan Mill City Project, Series 2015:
425	4.750%, 11/01/28	5/23 at 100.00	N/R	432,459
750	5.250%, 11/01/45	5/23 at 100.00	N/R	762,000
	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019:
190	2.900%, 8/01/23	No Opt. Call	N/R	189,470
100	3.100%, 8/01/25	8/24 at 101.00	N/R	99,925
380	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/24	No Opt. Call	N/R	417,901
	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc Project, Refunding Series 2017A:
775	3.875%, 8/01/26	8/25 at 100.00	N/R	818,632
805	4.000%, 8/01/27	8/25 at 100.00	N/R	852,205
2,000	4.000%, 8/01/30	8/25 at 100.00	N/R	2,102,760
405	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33	7/24 at 102.00	N/R	401,963
1,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36	6/26 at 100.00	N/R	1,014,070
2,760	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	2,799,827
	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Amherst H Wilder Foundation Project, Refunding Series 2020A:
500	5.000%, 12/01/25	No Opt. Call	Baa2	580,460
1,015	5.000%, 12/01/26	No Opt. Call	Baa2	1,205,434
410	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 4.000%, 11/01/22	10/21 at 100.00	N/R	410,422
	Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian Homes Interlude Transitional Care Projects, Refunding Series 2018:
510	4.200%, 5/01/33	5/23 at 102.00	N/R	538,300
1,940	4.750%, 5/01/38	5/23 at 102.00	N/R	2,061,716

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
$500	3.250%, 9/01/26	9/24 at 100.00	N/R	$524,645
550	3.700%, 9/01/28	9/24 at 100.00	N/R	580,354
350	3.800%, 9/01/29	9/24 at 100.00	N/R	369,390
565	3.900%, 9/01/30	9/24 at 100.00	N/R	596,244
320	4.125%, 9/01/34	9/24 at 100.00	N/R	337,770
1,020	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	1,041,471
1,590	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27	No Opt. Call	N/R	1,755,090
2,395	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,419,525
	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020:
100	2.450%, 3/01/23	No Opt. Call	N/R	99,693
120	2.700%, 3/01/26	3/25 at 101.00	N/R	118,994
335	2.950%, 3/01/28	3/25 at 101.00	N/R	329,928
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
175	3.000%, 8/01/27	8/24 at 102.00	N/R	183,587
300	3.125%, 8/01/28	8/24 at 102.00	N/R	314,988
300	3.250%, 8/01/29	8/24 at 102.00	N/R	315,342
225	3.375%, 8/01/30	8/24 at 102.00	N/R	236,574
600	5.000%, 8/01/31	8/24 at 102.00	N/R	656,616
450	5.000%, 8/01/32	8/24 at 102.00	N/R	491,791
250	5.000%, 8/01/33	8/24 at 102.00	N/R	272,995
555	5.000%, 8/01/34	8/24 at 102.00	N/R	605,555
250	5.000%, 8/01/35	8/24 at 102.00	N/R	272,548
500	4.000%, 8/01/44	8/24 at 102.00	N/R	526,175
41,275	Total Long-Term Care			43,027,751
	Tax Obligation/General – 34.4%
2,000	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/30	2/28 at 100.00	Aa2	2,500,640
1,335	Annandale Independent School District 876, Wright and Stearns Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/27	No Opt. Call	Aa2	1,567,557
1,475	Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/34	2/28 at 100.00	AAA	1,629,860
1,165	Barnesville Independent School District 146 Public Schools, Clay, Otter Tail and Wilkin Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31	2/28 at 100.00	Aa2	1,358,413

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$685	Becker, Minnesota, General Obligation Bonds, Street Reconstruction, Series 2021A, 4.000%, 2/01/27	No Opt. Call	A1	$804,327
	Belgrade Brooten Elrosa Public Schools Independent School District 2364, Minnesota, General Obligation Bonds, School Building Series 2020A:
400	3.000%, 2/01/28	2/26 at 100.00	Aa2	438,840
280	3.000%, 2/01/29	2/26 at 100.00	Aa2	305,575
1,405	Benson Independent School District 777, Minnesota, General Olibation Bonds, School Building Series 2018A, 4.000%, 2/01/32	2/27 at 100.00	AAA	1,610,720
1,385	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2020A, 2.000%, 2/01/27	No Opt. Call	AAA	1,480,191
320	Blue Earth Area Schools Independent School District 2860, Minnesota, General Obligation Bonds, Refunding Series 2019A, 4.000%, 2/01/26	No Opt. Call	Aa2	366,842
1,565	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018C, 5.000%, 2/01/27	2/26 at 100.00	AAA	1,872,663
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,280	4.000%, 2/01/30	2/27 at 100.00	AAA	3,805,620
1,000	4.000%, 2/01/33	2/27 at 100.00	AAA	1,149,560
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
2,145	4.000%, 2/01/35	2/27 at 100.00	Aa2	2,455,768
1,720	4.000%, 2/01/37	2/27 at 100.00	Aa2	1,960,250
2,000	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series 2014A, 4.000%, 11/01/28 – BAM Insured	11/23 at 100.00	AA	2,147,440
420	Burnsville, Dakota County, Minnesota, General Obligation Bonds, Refunding Utility Improvement Series 2019A, 5.000%, 12/20/27	No Opt. Call	AAA	532,438
365	Centennial Independent School District 12, Circle Pines, Anoka County, Minnesota, General Obligation Bonds, School Building Bonds, Series 2019A, 5.000%, 2/01/23	No Opt. Call	AAA	389,813
	Chaska, Minnesota, General Obligation Bonds, Series 2020C:
235	5.000%, 2/01/28	No Opt. Call	AA	296,774
250	5.000%, 2/01/29	No Opt. Call	AA	322,623
1,000	Cloquet Independent School District 94, Carlton and Sant Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,099,440
225	Columbia Heights Independent School District 13, Minnesota, General Obligation Bonds, School Building Series 2019B, 0.000%, 2/01/27	No Opt. Call	Aa2	213,818
1,055	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,247,147
1,250	Detroit Lakes Independent School District 22, Becker and Otter Tail Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/27 at 100.00	AAA	1,443,175
	Dilworth-Glyndon-Felton Independent School District 2164, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A:
685	4.000%, 2/01/28	2/26 at 100.00	AAA	783,756
970	4.000%, 2/01/30	2/26 at 100.00	AAA	1,104,093

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,270	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%, 2/01/30	2/28 at 96.61	Aa2	$1,096,315
3,150	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31	2/27 at 100.00	Aa2	3,637,053
1,530	Eveleth-Gilbert Public Schools Independent School District 2154, Saint Louis County, Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/32	2/28 at 100.00	AAA	1,793,848
	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Alternative Facility, Series 2016B:
2,620	5.000%, 2/01/27	2/26 at 100.00	Aa2	3,151,624
1,075	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,229,983
665	Goodhue County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2015A, 3.000%, 2/01/27	2/23 at 100.00	Aa2	688,355
1,485	Goodhue Independent School District 253, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,755,463
	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F:
1,265	0.000%, 2/01/27	2/26 at 97.95	AAA	1,193,983
1,345	0.000%, 2/01/28	2/26 at 95.70	AAA	1,233,782
460	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Refunding Alternate Facilities Series 2019D, 5.000%, 2/01/26	No Opt. Call	AAA	550,657
300	Hennepin County, Minnesota, General Obligation Bonds, Series 2017C, 5.000%, 12/01/24	No Opt. Call	AAA	346,581
1,040	Hennepin County, Minnesota, General ObligationBons, Sales Tax Series 2020C, 5.000%, 12/15/31	12/29 at 100.00	AAA	1,376,502
630	Hopkins, Hennepin County, Minnesota, General Obligation Bonds, Series 2020A, 4.000%, 2/01/29	No Opt. Call	AA+	772,538
500	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	566,490
330	Jackson County Central Independent School District 2895, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/27	No Opt. Call	AAA	389,605
	La Crescent, Minnesota, General Obligation Bonds, Series 2019B:
130	4.000%, 2/01/22	No Opt. Call	A1	132,051
100	4.000%, 2/01/23	No Opt. Call	A1	105,299
1,225	Lake City Independent School District 813, Goodhue and Wabasha Counties, Minnesota, General Obligation Bonds, Refunding Series 2019A, 5.000%, 2/01/26	No Opt. Call	AAA	1,468,199
	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A:
130	3.000%, 12/15/23	No Opt. Call	AA	137,652
265	3.000%, 12/15/24	No Opt. Call	AA	286,521
355	Lakeview Independent School District 2167, Lyon and Yellow Counties, Minnesota, General Obligation Bonds, Lakeview Public Schools Building Series 2021A, 4.000%, 2/01/29	No Opt. Call	AAA	433,892

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Lester Prairie Independent School District 424, McLeaod County, Minnesota, General Obligation Bonds, School Building Series 2019A:
$415	5.000%, 2/01/29	No Opt. Call	Aa2	$538,653
625	4.000%, 2/01/30	2/29 at 100.00	Aa2	758,381
	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2020A:
505	4.000%, 2/01/30	2/29 at 100.00	Aa2	612,772
595	4.000%, 2/01/31	2/29 at 100.00	Aa2	717,802
500	4.000%, 2/01/33	2/29 at 100.00	Aa2	599,295
550	4.000%, 2/01/34	2/29 at 100.00	Aa2	657,239
1,390	Maple River Independent School District 2135, Minnesota, General Obligation Bonds, School Building Series 2020A, 5.000%, 2/01/29	No Opt. Call	AAA	1,807,653
500	Marshall Independent School District 413, Lyon County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/30	2/28 at 100.00	Aa2	589,030
1,690	Metropolitan Council Minneapolis- Saint Paul Metropolitan Area, Minnesota, General Obligation Bonds, Refunding Transit Series 2020D, 5.000%, 3/01/27	No Opt. Call	AAA	2,102,428
2,595	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/32	2/28 at 100.00	AAA	3,068,873
1,980	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2019B, 4.000%, 2/01/34	2/29 at 100.00	AAA	2,373,822
	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2020B:
2,460	5.000%, 2/01/28	No Opt. Call	AAA	3,122,527
1,490	4.000%, 2/01/32	2/30 at 100.00	AAA	1,837,885
800	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2017, 3.000%, 12/01/27	12/24 at 100.00	AAA	864,096
	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018:
1,480	4.000%, 12/01/33	12/26 at 100.00	AAA	1,720,263
500	4.000%, 12/01/35	12/26 at 100.00	AAA	579,285
1,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2014B, 4.000%, 8/01/26	8/24 at 100.00	AAA	1,107,550
1,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2018B, 4.000%, 8/01/31	8/28 at 100.00	AAA	1,203,230
1,000	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 4.000%, 10/01/25	10/23 at 100.00	AAA	1,078,570
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/25	8/23 at 100.00	AAA	2,184,080
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.500%, 10/01/28	10/23 at 100.00	AAA	2,130,140
	Minnesota State, General Obligation Bonds, Various Purpose Series 2018A:
1,265	5.000%, 8/01/29	8/28 at 100.00	AAA	1,629,383
1,500	5.000%, 8/01/34	8/28 at 100.00	AAA	1,919,205

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2013H:
$525	4.000%, 2/01/25	2/23 at 100.00	Aaa	$552,626
600	4.000%, 2/01/26	2/23 at 100.00	Aaa	630,666
500	Montgomery Independent School District 2905, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34	2/25 at 100.00	Aa2	562,080
1,475	Moose Lake Independent School District 97, Carlton and Pine Counties, Minnesota, General Obligation Bonds, School Buidling Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,638,607
1,000	Mora Independent School District 332, Kanabec County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	AAA	1,119,640
2,050	North Branch Independent School District 138, Chisago County, Minnesota, General Obligation Bonds, School Building Series 2017A, 4.000%, 2/01/30	2/27 at 100.00	AAA	2,366,807
850	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.375%, 2/01/35	2/27 at 100.00	Aa2	941,639
1,375	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 5.000%, 2/01/31	2/28 at 100.00	Aa2	1,716,426
	Northland Independent School District 118, Minnesota, General Obligation Bonds, Series 2016A:
560	3.000%, 2/01/27	2/24 at 100.00	Aa2	593,494
1,185	3.000%, 2/01/29	2/24 at 100.00	Aa2	1,250,258
1,500	Osseo Independent School District 279 Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%, 2/01/34	2/27 at 100.00	Aa1	1,724,670
1,035	Perham Dent Independent School District 549, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30	2/24 at 100.00	Aa2	1,089,182
	Pillager Independent School District 116, Cass and Morrison Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A:
945	4.000%, 2/01/26	No Opt. Call	AAA	1,087,780
990	4.000%, 2/01/27	No Opt. Call	AAA	1,163,032
1,030	4.000%, 2/01/28	No Opt. Call	AAA	1,233,610
1,145	Pipestone-Jasper Independent School District 2689, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28	No Opt. Call	AAA	1,453,371
880	Plainview-Elgin-Millville Independent School District 2899, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/32	2/28 at 100.00	AAA	1,031,756
	Red Lake Falls Independent School District 630, Minnesota, General Obligation Bonds, School Building Series 2020A:
385	5.000%, 2/01/26	No Opt. Call	Aa2	459,386
400	3.000%, 2/01/27	2/26 at 100.00	Aa2	440,944
410	3.000%, 2/01/28	2/26 at 100.00	Aa2	450,373
425	3.000%, 2/01/29	2/26 at 100.00	Aa2	464,980
285	Rice Lake, Minnesota, General Obligation Bonds, Refunding Series 2021A, 4.000%, 2/01/27	No Opt. Call	A1	334,316

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,250	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%, 2/01/30	8/26 at 100.00	Aa2	$1,369,225
1,210	Roseau Independent School District 682, Roseau and Marshall Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	Aa2	1,357,959
2,400	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35	2/27 at 100.00	Aa2	2,727,480
2,500	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	2,828,225
1,270	Russell-Tyler-Ruthton Public Schools Independent School District 2902, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28	No Opt. Call	AAA	1,612,036
1,100	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,222,012
575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34	2/23 at 100.00	Aa2	600,490
355	Saint Joseph, Minnesota, General Obligation Bonds, Series 2021A, 4.000%, 12/15/28 (WI/DD, Settling 9/14/21)	No Opt. Call	AA-	432,624
600	Saint Louis County Independent School District 2142, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 3.500%, 2/01/23	2/22 at 100.00	AAA	608,202
3,950	Saint Louis Park Independent School District 283, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2018A, 5.000%, 2/01/30	2/27 at 100.00	Aa2	4,818,921
1,225	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A, 3.200%, 2/01/32	2/26 at 100.00	Aa2	1,332,849
1,440	Saint Paul, Minnesota, General Obligation Bonds, Refunding Street Reconstruction Series 2021C, 5.000%, 5/01/29	No Opt. Call	AAA	1,894,550
1,960	Saint Paul, Minnesota, General Obligation Bonds, Refunding Various Purpose Series 2021A, 5.000%, 3/01/27	No Opt. Call	AAA	2,439,514
400	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	477,240
	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A:
200	4.000%, 2/01/28	2/27 at 100.00	Aa2	232,932
225	4.000%, 2/01/30	2/27 at 100.00	Aa2	259,130
1,240	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%, 2/01/27	2/24 at 100.00	Aa2	1,329,020
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A:
300	5.000%, 2/01/28	2/27 at 100.00	Aa2	368,793
1,330	4.000%, 2/01/31	2/27 at 100.00	Aa2	1,536,403
2,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	2,282,120
915	Southland Independent School District 500, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31	2/27 at 100.00	AAA	1,051,792
1,475	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 3.000%, 2/01/26	2/25 at 100.00	Aa2	1,600,611

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,000	Stillwater Independent School District 834, Washington County, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/28	2/24 at 100.00	Aa2	$2,166,280
2,000	Tracy, Lyon County, Minnesota, General Obligation Bonds, Temporary Series 2019A, 1.750%, 5/01/22	9/21 at 100.00	AAA	2,001,980
	Virginia, Minnesota, General Obligation Bonds, Sales Tax Series 2020A:
410	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	501,205
870	5.000%, 2/01/28 – AGM Insured	No Opt. Call	AA	1,089,423
510	4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	600,474
360	4.000%, 2/01/30 – AGM Insured	2/28 at 100.00	AA	420,700
2,415	Watertown-Mayer Independent School District 111, Carver, Hennepin and Wright Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 0.000%, 2/01/31	2/28 at 94.63	AAA	2,072,529
2,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	2,397,240
1,025	Windom Independent School District, Cottonwood and Jackson Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 3.000%, 2/01/23	No Opt. Call	AAA	1,065,600
1,250	Worthington Independent School District 518, Nobles County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/27	2/26 at 100.00	AAA	1,439,337
590	Worthington, Minnesota, General Obligation Bonds, Series 2019A, 3.000%, 2/01/27	No Opt. Call	AA-	662,505
137,225	Total Tax Obligation/General			157,540,942
	Tax Obligation/Limited – 8.0%
200	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Series 2021A, 3.000%, 2/01/31 (WI/DD, Settling 9/15/21)	2/29 at 100.00	A2	222,442
695	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/28	No Opt. Call	Aa2	859,555
780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	792,121
1,475	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29	2/24 at 100.00	AAA	1,556,228
1,000	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,191,020
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015:
495	3.650%, 3/01/24	3/23 at 100.00	N/R	508,241
200	3.800%, 3/01/25	3/23 at 100.00	N/R	205,622
200	4.000%, 3/01/27	3/23 at 100.00	N/R	205,722
340	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24	3/23 at 100.00	N/R	350,846
	Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project, Series 2015:
1,115	4.000%, 3/01/25	3/24 at 100.00	N/R	1,163,313
500	5.000%, 3/01/29	3/24 at 100.00	N/R	526,760
1,170	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 4.000%, 8/01/27	8/24 at 100.00	AA+	1,287,655

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$960	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/34	8/28 at 100.00	AA+	$1,132,099
770	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2019A, 4.000%, 8/01/32	8/29 at 100.00	AA+	927,773
485	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2019C, 4.000%, 8/01/31	8/29 at 100.00	AA+	587,422
1,055	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020A, 4.000%, 8/01/31	8/30 at 100.00	AA+	1,306,502
1,810	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020D, 4.000%, 8/01/31	8/30 at 100.00	AA+	2,244,925
1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	10/21 at 100.00	AA+	1,189,989
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015B:
605	3.125%, 2/01/29	2/25 at 100.00	A1	642,891
350	3.250%, 2/01/30	2/25 at 100.00	A1	371,441
	Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds, Series 2017B:
235	4.000%, 5/01/26	No Opt. Call	Aa3	272,149
175	4.000%, 5/01/27	No Opt. Call	Aa3	205,035
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	1,144,390
	Rosemount Independent School District 196, Dakota County, Minnesota, Certificates of Participation, Series 2021A:
890	3.000%, 4/01/26	No Opt. Call	Aa3	984,598
915	3.000%, 4/01/27	No Opt. Call	Aa3	1,025,962
1,155	Roseville Independent School District 623, Ramsey County, Minnesota, Certificates of Participation, Series 2021A, 5.000%, 4/01/29	No Opt. Call	Baa2	1,511,098
630	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A, 5.000%, 2/01/30	2/25 at 100.00	A1	720,563
1,685	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.250%, 2/01/33	2/27 at 100.00	AAA	1,856,870
1,020	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B, 4.000%, 2/01/32	2/29 at 100.00	AAA	1,227,743
1,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2020C, 3.000%, 2/01/36	2/28 at 100.00	AAA	1,092,810
735	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%, 11/01/29	11/24 at 100.00	A+	839,907
1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	10/21 at 100.00	AA+	1,902,372
3,500	Virginia Housing and Redevelopment Authority, Minnesota, Health Care Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%, 10/01/29	10/25 at 100.00	N/R	3,542,035

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, Certificates of Participation, Series 2020B:
$790	5.000%, 4/01/25	No Opt. Call	A+	$914,251
830	5.000%, 4/01/26	No Opt. Call	A+	990,547
	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A:
375	4.000%, 2/01/26	No Opt. Call	Baa1	423,769
320	4.000%, 2/01/28	No Opt. Call	Baa1	372,813
330	4.000%, 2/01/30	No Opt. Call	Baa1	392,812
32,870	Total Tax Obligation/Limited			36,692,291
	Transportation – 6.3%
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A:
720	5.000%, 1/01/26	No Opt. Call	AA-	861,286
380	4.000%, 1/01/26	No Opt. Call	AA-	438,281
2,330	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 1/01/25	10/21 at 100.00	A+	2,339,250
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2012B:
685	5.000%, 1/01/26	1/22 at 100.00	A+	695,850
2,550	5.000%, 1/01/29	1/22 at 100.00	A+	2,589,601
2,750	5.000%, 1/01/30	1/22 at 100.00	A+	2,792,432
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
335	5.000%, 1/01/29	1/24 at 100.00	A+	371,016
2,000	5.000%, 1/01/30	1/24 at 100.00	A+	2,214,040
1,965	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 1/01/30	7/29 at 100.00	A+	2,540,725
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
3,000	5.000%, 1/01/27 (AMT)	No Opt. Call	A+	3,664,440
2,540	5.000%, 1/01/31 (AMT)	7/29 at 100.00	A+	3,261,716
895	5.000%, 1/01/33 (AMT)	7/29 at 100.00	A+	1,141,599
550	5.000%, 1/01/34 (AMT)	7/29 at 100.00	A+	699,380
590	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019C, 5.000%, 1/01/27	No Opt. Call	A+	724,833
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
1,050	5.000%, 1/01/34	1/27 at 100.00	AA-	1,267,760
2,310	5.000%, 1/01/35	1/27 at 100.00	AA-	2,787,962
180	5.000%, 1/01/36	1/27 at 100.00	AA-	216,992
24,830	Total Transportation			28,607,163

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 4.5% (5)
	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2014A:
$1,000	4.000%, 2/01/26 (Pre-refunded 2/01/23)	2/23 at 100.00	Aa2	$1,052,990
1,275	4.000%, 2/01/27 (Pre-refunded 2/01/23)	2/23 at 100.00	Aa2	1,342,754
625	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1, 6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	627,906
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2012-7Q:
740	5.000%, 10/01/23 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa1	778,650
490	5.000%, 10/01/24 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa1	515,593
675	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22 (ETM), 144A	No Opt. Call	BB	704,565
570	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/33 (Pre-refunded 12/01/23)	12/23 at 100.00	Aa3	631,993
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013:
940	3.000%, 7/01/25 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	986,821
515	3.250%, 7/01/26 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	543,001
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
1,100	5.000%, 11/15/29 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	1,310,155
2,285	5.000%, 11/15/30 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	2,721,549
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A:
2,850	5.000%, 1/01/29 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	3,171,451
2,750	5.000%, 1/01/30 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	3,060,173
1,000	5.000%, 1/01/31 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,112,790
1,150	5.000%, 1/01/32 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,279,709
500	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/30 (Pre-refunded 2/01/26)	2/26 at 100.00	A+	576,060
18,465	Total U.S. Guaranteed			20,416,160
	Utilities – 4.5%
	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
475	4.000%, 12/01/28	12/24 at 100.00	AA	523,678
495	4.000%, 12/01/29	12/24 at 100.00	AA	544,866
1,140	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA	1,196,692
	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
580	5.000%, 12/01/25	12/22 at 100.00	A1	614,000
670	5.000%, 12/01/26	12/22 at 100.00	A1	709,275

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Luverne, Minnesota, Electric Revenue Bonds, Series 2018A:
$225	4.000%, 12/01/27	No Opt. Call	AA	$266,094
100	4.000%, 12/01/33	12/28 at 100.00	AA	117,395
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014:
500	5.000%, 10/01/29	10/24 at 100.00	A1	569,485
500	5.000%, 10/01/30	10/24 at 100.00	A1	569,485
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A, 3.500%, 10/01/28	10/24 at 100.00	A1	1,078,570
1,430	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/30	1/23 at 100.00	A-	1,515,814
750	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2015E, 3.000%, 12/01/29	12/25 at 100.00	AA	817,522
1,000	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/33	12/26 at 100.00	AA	1,219,270
1,070	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,179,365
	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2021-1 501 C3:
100	3.000%, 10/01/22	No Opt. Call	A-	102,897
200	3.000%, 10/01/25	No Opt. Call	A-	218,532
100	3.000%, 10/01/27	No Opt. Call	A-	111,651
500	4.000%, 10/01/28	10/27 at 100.00	A-	582,245
2,500	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 4.000%, 1/01/30	1/26 at 100.00	AA-	2,770,300
1,000	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A, 0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	963,430
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2012A:
1,000	3.000%, 1/01/28	1/23 at 100.00	Aa3	1,032,170
1,250	5.000%, 1/01/29	1/23 at 100.00	Aa3	1,327,425
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2015A:
1,335	5.000%, 1/01/31	1/26 at 100.00	Aa3	1,580,547
1,000	5.000%, 1/01/33	1/26 at 100.00	Aa3	1,182,050
18,920	Total Utilities			20,792,758
$400,725	Total Long-Term Investments (cost $426,625,106)			451,009,014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.0%
	MUNICIPAL BONDS – 1.0%
	Health Care – 0.4%
$2,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A, 0.020%, 11/15/48 (Mandatory Put 8/31/21) (6)	8/21 at 100.00	AA+	$2,000,000
	Housing/Multifamily – 0.4%
1,600	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Bella Grove Apartments Project, Series 2019B, 0.020%, 5/01/61 (Mandatory Put 9/07/21) (6)	8/21 at 100.00	AA+	1,600,000
	Housing/Single Family – 0.2%
1,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017F, 0.020%, 1/01/41 (Mandatory Put 9/06/21) (6)	8/21 at 100.00	AA+	1,000,000
$4,600	Total Short-Term Investments (cost $4,600,000)			4,600,000
	Total Investments (cost $431,225,106) – 99.5%			455,609,014
	Other Assets Less Liabilities – 0.5%			2,368,353
	Net Assets – 100%			$457,977,367
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$451,009,014	$ —	$451,009,014
Short-Term Investments:
Municipal Bonds	—	4,600,000	—	4,600,000
Total	$ —	$455,609,014	$ —	$455,609,014

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.0%
	MUNICIPAL BONDS – 96.0%
	Education and Civic Organizations – 14.4%
$110	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	$117,899
3,500	Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba Twin Lakes STEM Academy Project, Series 2021A, 5.250%, 6/15/56	6/29 at 100.00	N/R	3,558,625
770	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	781,542
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
100	5.000%, 7/01/36	7/24 at 102.00	N/R	109,229
2,000	5.000%, 7/01/47	7/24 at 102.00	N/R	2,163,260
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
675	5.250%, 7/01/37	7/25 at 100.00	BB+	759,740
500	5.500%, 7/01/50	7/25 at 100.00	BB+	560,670
1,025	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 102.00	BB+	1,077,131
1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.375%, 8/01/50	8/27 at 102.00	BB+	1,155,190
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	N/R	107,436
5,350	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	5,936,467
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
600	5.000%, 7/01/29	7/24 at 100.00	BB	644,640
1,000	5.000%, 7/01/34	7/24 at 100.00	BB	1,065,330
525	5.000%, 7/01/44	7/24 at 100.00	BB	553,266
4,150	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	N/R	4,362,978
300	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	322,179
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A:
410	5.000%, 7/01/40	7/30 at 100.00	N/R	459,327
100	5.000%, 7/01/55	7/30 at 100.00	N/R	109,949

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A:
$500	6.000%, 7/01/33	7/23 at 100.00	BB+	$536,315
3,715	6.000%, 7/01/43	7/23 at 100.00	BB+	3,950,197
1,260	6.125%, 7/01/48	7/23 at 100.00	BB+	1,341,409
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C:
440	3.350%, 5/01/22	9/21 at 100.00	Ba1	440,242
420	3.500%, 5/01/23	9/21 at 100.00	Ba1	420,244
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,345	5.000%, 5/01/37	5/27 at 100.00	BB+	2,655,666
4,700	5.000%, 5/01/47	5/27 at 100.00	BB+	5,256,151
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017:
1,000	4.000%, 3/01/37	3/27 at 100.00	Aa2	1,132,110
1,000	4.000%, 3/01/39	3/27 at 100.00	Aa2	1,132,250
500	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc, Refunding Series 2019, 4.000%, 12/01/40	12/29 at 100.00	Baa2	577,940
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunidng Series 2021:
140	4.000%, 3/01/33	3/31 at 100.00	Aa3	173,149
155	4.000%, 3/01/34	3/31 at 100.00	Aa3	191,141
125	4.000%, 3/01/35	3/31 at 100.00	Aa3	153,339
155	4.000%, 3/01/36	3/31 at 100.00	Aa3	189,368
100	4.000%, 3/01/37	3/31 at 100.00	Aa3	121,873
185	3.000%, 3/01/40	3/31 at 100.00	Aa3	204,048
165	3.000%, 3/01/43	3/31 at 100.00	Aa3	180,170
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/30	3/25 at 100.00	Aa3	1,075,540
675	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	802,224
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Refunding Series 2021:
170	4.000%, 10/01/35	10/30 at 100.00	A2	205,586
500	3.000%, 10/01/37	10/30 at 100.00	A2	551,895
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Series 2015-8I:
350	5.000%, 10/01/33	10/25 at 100.00	A2	406,084
385	5.000%, 10/01/34	10/25 at 100.00	A2	445,957
500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2016-8-N, 4.000%, 10/01/35	10/26 at 100.00	A1	568,725

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2021:
$2,000	3.000%, 10/01/38	10/30 at 100.00	A1	$2,217,680
4,750	4.000%, 10/01/50	10/30 at 100.00	A1	5,616,352
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27	4/26 at 100.00	A2	1,187,760
100	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A, 4.000%, 10/01/36	10/27 at 100.00	A2	114,991
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
1,000	5.000%, 10/01/34	10/29 at 100.00	A2	1,272,580
2,000	5.000%, 10/01/40	10/29 at 100.00	A2	2,510,940
1,000	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 2.650%, 11/01/38 (AMT)	11/27 at 100.00	AA	1,032,280
1,950	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	2,184,058
1,130	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	BB-	1,185,042
700	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 5.500%, 12/01/33	12/21 at 100.00	BBB-	706,769
155	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46 (4)	4/26 at 100.00	N/R	141,501
1,600	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019, 4.000%, 12/01/49	12/29 at 100.00	BBB-	1,813,312
685	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52, 144A	7/27 at 100.00	N/R	775,160
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A:
1,500	5.000%, 9/01/40	9/30 at 100.00	BB+	1,823,370
1,000	5.000%, 9/01/43	9/30 at 100.00	BB+	1,206,570
500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A, 5.750%, 9/01/46	9/26 at 100.00	BB+	583,045
3,300	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hope Community Academy Project, Series 2020A, 5.000%, 12/01/45	12/28 at 102.00	BB	3,612,081
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,000	5.000%, 6/15/48, 144A	6/25 at 100.00	N/R	1,079,210
1,615	5.000%, 6/15/53, 144A	6/25 at 100.00	N/R	1,739,904
500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Refunding Series 2021A, 4.000%, 9/01/31	9/24 at 102.00	BB+	534,875
2,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BB+	2,114,260

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
$625	5.300%, 7/01/45	7/25 at 100.00	BB	$692,138
1,030	5.375%, 7/01/50	7/25 at 100.00	BB	1,141,467
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School Project, Series 2019:
675	5.000%, 7/01/49	7/27 at 102.00	BB	766,219
880	5.000%, 7/01/55	7/27 at 102.00	BB	993,828
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
500	5.000%, 7/01/33	7/23 at 100.00	BB	525,425
1,450	5.000%, 7/01/44	7/23 at 100.00	BB	1,512,031
1,435	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BB+	1,489,229
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
2,035	5.000%, 10/01/41	10/26 at 100.00	N/R	2,228,427
380	5.125%, 10/01/48	10/26 at 100.00	N/R	415,530
1,500	Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell Academy for Higher Learning Inc, Series 2019A, 5.000%, 6/15/49	6/27 at 100.00	N/R	1,656,750
500	St Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2018, 5.125%, 12/01/49	12/26 at 102.00	BB+	568,265
	University of Minnesota, General Obligation Bonds, Series 2014B:
255	5.000%, 1/01/24	No Opt. Call	Aa1	283,744
2,235	4.000%, 1/01/33	1/24 at 100.00	Aa1	2,406,648
2,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	2,151,660
	University of Minnesota, General Obligation Bonds, Series 2019A:
1,250	5.000%, 4/01/39	4/29 at 100.00	Aa1	1,584,312
2,110	5.000%, 4/01/40	4/29 at 100.00	Aa1	2,669,255
4,230	University of Minnesota, General Obligation Bonds, Series 2020A, 5.000%, 11/01/42	11/30 at 100.00	Aa1	5,527,764
20	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 4.750%, 6/01/46	6/24 at 100.00	N/R	20,480
	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Refunding Series 2020A:
390	4.000%, 12/01/40	12/25 at 102.50	BBB-	428,957
450	4.000%, 12/01/50	12/25 at 102.50	BBB-	490,743
660	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury Leadership Academy, Series 2021A, 4.000%, 7/01/51	7/28 at 103.00	BB-	724,409
96,795	Total Education and Civic Organizations			108,285,502

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 14.8%
	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016:
$500	4.000%, 3/01/32	3/26 at 100.00	N/R	$532,105
2,000	4.000%, 3/01/37	3/26 at 100.00	N/R	2,109,560
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
550	3.000%, 4/01/26	No Opt. Call	BBB	593,010
485	5.000%, 4/01/41	4/27 at 100.00	BBB	548,845
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
500	5.000%, 2/15/37	2/28 at 100.00	A-	606,960
1,105	4.250%, 2/15/43	2/28 at 100.00	A-	1,271,004
2,000	5.000%, 2/15/43	2/28 at 100.00	A-	2,418,640
1,170	4.250%, 2/15/48	2/28 at 100.00	A-	1,337,895
6,675	5.000%, 2/15/48	2/28 at 100.00	A-	8,025,686
9,000	5.000%, 2/15/53	2/28 at 100.00	A-	10,789,200
3,000	5.250%, 2/15/53	2/28 at 100.00	A-	3,662,490
2,850	5.000%, 2/15/58	2/28 at 100.00	A-	3,410,823
590	5.250%, 2/15/58	2/28 at 100.00	A-	719,080
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series 2021A:
400	4.000%, 6/15/34 (WI/DD, Settling 9/09/21)	6/31 at 100.00	BBB-	473,128
175	4.000%, 6/15/38 (WI/DD, Settling 9/09/21)	6/31 at 100.00	BBB-	204,703
175	4.000%, 6/15/39 (WI/DD, Settling 9/09/21)	6/31 at 100.00	BBB-	203,954
570	3.000%, 6/15/44 (WI/DD, Settling 9/09/21)	6/31 at 100.00	BBB-	588,274
450	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery, 4.000%, 6/15/38 (WI/DD, Settling 3/17/22)	6/32 at 100.00	BBB-	516,303
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
375	4.000%, 4/01/22	No Opt. Call	BBB	382,320
500	4.000%, 4/01/27	4/22 at 100.00	BBB	508,230
760	4.000%, 4/01/31	4/22 at 100.00	BBB	768,877
1,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35	9/25 at 100.00	Baa1	1,095,030
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
425	5.000%, 5/01/31	5/27 at 100.00	Baa1	512,146
430	5.000%, 5/01/32	5/27 at 100.00	Baa1	516,873

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
$525	5.000%, 11/15/26	11/25 at 100.00	A+	$619,342
485	4.000%, 11/15/40	11/25 at 100.00	A+	540,809
2,000	5.000%, 11/15/44	11/25 at 100.00	A+	2,320,580
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
600	5.000%, 11/15/33	11/28 at 100.00	A+	757,362
1,000	5.000%, 11/15/36	11/28 at 100.00	A+	1,254,550
285	4.000%, 11/15/37	11/28 at 100.00	A+	328,457
3,965	4.000%, 11/15/48	11/28 at 100.00	A+	4,514,906
7,000	5.000%, 11/15/49	11/28 at 100.00	A+	8,564,080
	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A:
1,315	5.000%, 11/15/25	No Opt. Call	AA-	1,565,179
1,000	5.000%, 11/15/29	5/27 at 100.00	AA-	1,234,100
	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2019:
2,000	5.000%, 11/15/27	No Opt. Call	AA-	2,519,180
1,415	5.000%, 11/15/28	No Opt. Call	AA-	1,826,496
1,500	5.000%, 11/15/29	No Opt. Call	AA-	1,979,235
2,400	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/33	No Opt. Call	AA	3,452,688
675	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 5.000%, 5/01/46	5/26 at 100.00	AA-	796,669
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019:
2,070	5.000%, 5/01/48	5/29 at 100.00	AA-	2,550,820
1,575	4.000%, 5/01/49	5/29 at 100.00	AA-	1,804,792
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
350	5.000%, 7/01/23	No Opt. Call	A	380,496
8,310	5.000%, 7/01/30	7/25 at 100.00	A	9,739,154
4,765	4.000%, 7/01/35	7/25 at 100.00	A	5,265,706
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
1,560	5.000%, 11/15/26	No Opt. Call	A+	1,896,149
2,135	5.000%, 11/15/27	No Opt. Call	A+	2,662,793
755	4.000%, 11/15/36	11/27 at 100.00	A+	872,297
640	4.000%, 11/15/37	11/27 at 100.00	A+	737,773
3,935	4.000%, 11/15/43	11/27 at 100.00	A+	4,514,114

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	10/21 at 100.00	N/R	$1,376,829
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,980	4.000%, 9/01/31	9/24 at 100.00	A	2,095,216
1,410	5.000%, 9/01/34	9/24 at 100.00	A	1,527,495
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
350	4.000%, 7/01/22	10/21 at 100.00	BBB	350,847
1,270	4.500%, 7/01/24	10/21 at 100.00	BBB	1,273,467
94,330	Total Health Care			111,116,717
	Housing/Multifamily – 0.3%
2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	6/22 at 100.00	Aaa	2,542,850
	Housing/Single Family – 0.8%
15	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	9/21 at 100.00	AA+	15,017
4	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (AMT)	9/21 at 100.00	AA+	4,667
65	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (AMT)	9/21 at 100.00	AA+	65,140
70	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	72,833
530	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2016A, 3.200%, 1/01/33 (AMT)	7/25 at 100.00	AA+	550,490
85	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 3.200%, 7/01/30 (AMT)	1/27 at 100.00	AA+	85,663
100	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D, 3.300%, 1/01/30 (AMT)	1/27 at 100.00	AA+	106,598
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
580	1.550%, 7/01/25 (AMT)	No Opt. Call	AA+	594,500
455	1.700%, 7/01/26 (AMT)	No Opt. Call	AA+	469,310
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020D:
260	1.625%, 1/01/26 (AMT)	No Opt. Call	AA+	263,741
225	1.650%, 7/01/26 (AMT)	No Opt. Call	AA+	227,822
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020H:
485	1.100%, 7/01/26 (AMT)	No Opt. Call	AA+	486,120
480	1.350%, 7/01/27 (AMT)	No Opt. Call	AA+	481,138

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021A:
$400	1.550%, 1/01/28 (AMT)	No Opt. Call	AA+	$405,108
400	1.600%, 7/01/28 (AMT)	No Opt. Call	AA+	405,492
500	1.750%, 1/01/29 (AMT)	No Opt. Call	AA+	507,395
500	1.800%, 7/01/29 (AMT)	No Opt. Call	AA+	507,995
250	1.900%, 1/01/30 (AMT)	No Opt. Call	AA+	254,323
250	1.950%, 7/01/30 (AMT)	No Opt. Call	AA+	254,477
5,654	Total Housing/Single Family			5,757,829
	Industrials – 0.3%
2,250	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	2,294,460
	Long-Term Care – 7.9%
2,090	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc Project, Series 2014, 5.125%, 11/01/49	11/24 at 100.00	N/R	2,209,402
	Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc, Orchard Path Project, Refunding Series 2018:
1,000	5.000%, 9/01/43	9/23 at 102.00	N/R	1,056,130
485	4.375%, 9/01/48	9/23 at 102.00	N/R	504,463
	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014:
375	4.000%, 11/01/39	11/24 at 100.00	Baa1	401,486
500	5.000%, 11/01/44	11/24 at 100.00	Baa1	548,130
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
500	5.000%, 9/01/44	9/26 at 102.00	N/R	530,250
1,500	5.000%, 9/01/52	9/26 at 102.00	N/R	1,576,740
1,500	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/43	8/23 at 100.00	N/R	1,574,460
1,500	City of West Saint Paul, Minnesota Housing and Health Care Facilities Revenue Refunding Bonds, Walker Westwood Ridge Campus Project, Series 2017, 5.000%, 11/01/49	11/25 at 100.00	N/R	1,546,470
	Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC Cloquet LLC Project, Refunding Series 2021:
250	3.400%, 8/01/36	8/28 at 102.00	N/R	249,702
700	4.000%, 8/01/41	8/28 at 102.00	N/R	723,331
200	4.000%, 8/01/48	8/28 at 102.00	N/R	203,600
1,180	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2013, 5.200%, 3/01/43	9/21 at 100.00	N/R	1,180,602
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
575	5.250%, 1/01/40	1/23 at 100.00	N/R	576,564
1,175	5.250%, 1/01/46	1/23 at 100.00	N/R	1,175,423

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$1,195	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	$1,221,577
500	Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44	5/24 at 101.00	N/R	511,815
1,185	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	10/21 at 100.00	N/R	1,186,434
	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019:
400	4.100%, 7/01/34	7/25 at 102.00	N/R	417,912
1,000	5.000%, 7/01/49	7/25 at 102.00	N/R	1,068,190
1,250	5.000%, 7/01/54	7/25 at 102.00	N/R	1,332,912
	Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019:
200	4.000%, 5/01/39	5/24 at 101.00	N/R	194,306
450	4.250%, 5/01/46	5/24 at 101.00	N/R	443,209
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
450	5.000%, 11/15/24	11/22 at 100.00	N/R	458,604
1,500	4.750%, 11/15/28	11/22 at 100.00	N/R	1,514,580
1,500	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	1,524,000
300	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019, 3.400%, 8/01/28	8/24 at 101.00	N/R	300,429
2,000	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 5.000%, 10/01/47	10/24 at 102.00	N/R	2,216,600
1,055	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	10/21 at 100.00	N/R	1,056,066
1,500	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc Project, Refunding Series 2017A, 5.000%, 8/01/48	8/25 at 100.00	N/R	1,583,835
1,285	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55	7/24 at 102.00	N/R	1,319,823
2,700	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49	6/26 at 100.00	N/R	2,774,547
50	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28	10/21 at 101.00	N/R	49,221
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2018, 5.000%, 10/01/43	10/23 at 100.00	N/R	1,032,450
4,000	Saint Paul Housing and Redevelopment Authority, Minnesota Senior Housing and Health Care Revenue Bonds, Carondelet Village Project, Series 2016A, 5.000%, 12/01/41	12/24 at 102.00	N/R	4,490,840
1,536	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revneue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	10/21 at 100.00	N/R	1,547,705

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Amherst H Wilder Foundation Project, Refunding Series 2020A:
$1,115	5.000%, 12/01/28	No Opt. Call	Baa2	$1,365,708
300	5.000%, 12/01/30	No Opt. Call	Baa2	375,915
1,750	5.000%, 12/01/36	12/30 at 100.00	Baa2	2,133,355
1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42	10/21 at 100.00	N/R	1,000,960
850	Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian Homes Interlude Transitional Care Projects, Refunding Series 2018, 5.000%, 5/01/43	5/23 at 102.00	N/R	904,315
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
590	4.000%, 9/01/31	9/24 at 100.00	N/R	622,745
400	4.000%, 9/01/32	9/24 at 100.00	N/R	421,484
500	4.100%, 9/01/33	9/24 at 100.00	N/R	527,855
315	4.200%, 9/01/36	9/24 at 100.00	N/R	332,612
300	4.250%, 9/01/37	9/24 at 100.00	N/R	316,938
1,000	5.000%, 9/01/42	9/24 at 100.00	N/R	1,073,550
800	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	814,464
2,390	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,414,474
1,000	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020, 3.950%, 3/01/50	3/25 at 101.00	N/R	963,510
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
650	5.000%, 8/01/49	8/24 at 102.00	N/R	701,714
5,000	5.000%, 8/01/54	8/24 at 102.00	N/R	5,383,150
56,546	Total Long-Term Care			59,654,557
	Tax Obligation/General – 33.2%
1,410	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/30	2/28 at 100.00	Aa2	1,762,951
1,180	Annandale Independent School District 876, Wright and Stearns Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/28	No Opt. Call	Aa2	1,410,006
1,110	Annandale, Minnesota, General Obligation Bonds, Temporary Improvement Series 2020A, 2.000%, 2/01/23	10/21 at 100.00	AA-	1,111,565
	Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation Bonds, School Building Series 2020A:
1,475	3.000%, 2/01/34	2/28 at 100.00	AAA	1,629,860
1,355	3.000%, 2/01/43	2/28 at 100.00	AAA	1,467,993
2,110	Austin Independent School District 492, Mower and Freeborn Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/28	2/27 at 100.00	Aa2	2,463,531

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$375	Becker Independent School District 726, Minnesota, General Obligation Bonds, Refunding Series 2020A, 5.000%, 2/01/22	No Opt. Call	Aa2	$382,196
590	Becker, Minnesota, General Obligation Bonds, Street Reconstruction, Series 2021A, 4.000%, 2/01/28	No Opt. Call	A1	705,003
2,105	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2017A, 4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	2,482,700
2,000	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2017A, 4.000%, 2/01/40	2/27 at 100.00	AAA	2,257,380
2,390	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2020A, 2.000%, 2/01/28	No Opt. Call	AAA	2,559,857
1,570	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018C, 5.000%, 2/01/27	2/26 at 100.00	AAA	1,878,646
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,500	4.000%, 2/01/38	2/27 at 100.00	AAA	3,982,370
3,825	4.000%, 2/01/42	2/27 at 100.00	AAA	4,322,977
1,000	4.000%, 2/01/43	2/27 at 100.00	AAA	1,128,660
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
1,090	4.000%, 2/01/36	2/27 at 100.00	Aa2	1,244,715
1,880	4.000%, 2/01/38	2/27 at 100.00	Aa2	2,139,102
2,715	4.000%, 2/01/41	2/27 at 100.00	Aa2	3,074,113
2,260	4.000%, 2/01/42	2/27 at 100.00	Aa2	2,554,229
230	Chaska, Minnesota, General Obligation Bonds, Series 2020C, 5.000%, 2/01/30	No Opt. Call	AA	302,855
1,160	Chisago Lakes, Minnesota, Independent School District 2144, General Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32	2/27 at 100.00	AAA	1,259,690
	Cloquet Independent School District 94, Carlton and Sant Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000	5.000%, 2/01/27	2/25 at 100.00	Aa2	1,158,080
1,000	4.000%, 2/01/36	2/25 at 100.00	Aa2	1,099,440
1,100	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Series 2015A, 4.000%, 1/01/42	1/23 at 100.00	Aaa	1,138,467
	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A:
1,145	4.000%, 2/01/31	2/28 at 100.00	AAA	1,346,657
1,145	4.000%, 2/01/32	2/28 at 100.00	AAA	1,342,455
500	Dilworth-Glyndon-Felton Independent School District 2164, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/35	2/26 at 100.00	AAA	536,885

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Capital Appreciation Series 2021C:
$1,325	0.000%, 2/01/31	2/28 at 94.48	Aa2	$1,106,441
1,480	0.000%, 2/01/32	2/28 at 92.24	Aa2	1,195,751
535	0.000%, 2/01/33	2/28 at 89.86	Aa2	418,038
595	Duluth, Minnesota, General Obligation Bonds, Refunding Capital Improvement Series 2019C, 5.000%, 2/01/32	2/29 at 100.00	AA	757,417
2,130	Duluth, Minnesota, General Obligation Bonds, Refunding DECC Improvement Series 2016A, 5.000%, 2/01/32	2/26 at 100.00	AA	2,531,271
1,500	Eden Prairie Independent School District 272, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/31	2/28 at 100.00	Aa2	1,760,130
1,250	Eveleth-Gilbert Public Schools Independent School District 2154, Saint Louis County, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/30	2/28 at 100.00	AAA	1,566,438
	Forest Lake, Washington County, Minnesota, General Obligation Bonds, Series 2019A:
2,145	5.000%, 2/01/29	No Opt. Call	AA+	2,793,090
1,960	4.000%, 2/01/32	2/29 at 100.00	AA+	2,356,096
480	Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2017, 3.250%, 2/01/34	2/26 at 100.00	Aa2	521,333
700	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%, 2/01/30	2/26 at 90.86	AAA	603,267
1,300	Hennepin County Regional Railroad Authority, Minnesota, General Obligation Bonds, Refunding Limited Tax Series 2019D, 5.000%, 12/01/26	No Opt. Call	AAA	1,606,202
700	Hennepin County, Minnesota, General Obligation Bonds, Sales Tax Series 2019B, 5.000%, 12/15/26	No Opt. Call	AAA	865,459
	Hennepin County, Minnesota, General Obligation Bonds, Series 2020A:
1,000	5.000%, 12/01/34	12/30 at 100.00	AAA	1,338,700
1,390	5.000%, 12/01/35	12/30 at 100.00	AAA	1,855,400
3,290	Hennepin County, Minnesota, General ObligationBons, Sales Tax Series 2020C, 5.000%, 12/15/26	No Opt. Call	AAA	4,067,657
1,390	Hutchinson Independent School District 423, McLeod, Meeker, Renville Counties, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	Aa2	1,661,245
5,000	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	5,664,900
1,380	Independent School District 625, St Paul, Minnesota, General Obligation Bonds, Minnesota School District Credit Enhancement Program, Refunding Series 2020D, 3.000%, 2/01/30	2/29 at 100.00	AAA	1,578,278
1,000	Itasca County Independent School District 318, Minnesota, General Obligation Bonds, Series 2018A, 5.000%, 2/01/29	2/27 at 100.00	AAA	1,221,180
	La Crescent, Minnesota, General Obligation Bonds, Series 2019B:
170	4.000%, 2/01/25	No Opt. Call	A1	189,815
165	4.000%, 2/01/26	No Opt. Call	A1	188,610
100	4.000%, 2/01/27	No Opt. Call	A1	116,783
335	La Crescent, Minnesota, General Obligation Bonds, Series 2020A, 4.000%, 2/01/27	No Opt. Call	A1	391,223

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$500	La Crescent-Hokah Independent School District 300, Houston and Winona Counties, Minnesota, General Obligation Bonds, School Building & Maintenance Series 2019A, 4.000%, 2/01/30	2/27 at 100.00	Aa2	$573,010
	Lake City Independent School District 813, Goodhue and Wabasha Counties, Minnesota, General Obligation Bonds, Refunding Series 2019A:
1,330	5.000%, 2/01/27	No Opt. Call	AAA	1,643,348
1,140	3.000%, 2/01/28	2/27 at 100.00	AAA	1,266,301
	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A:
145	3.000%, 12/15/27	No Opt. Call	AA	163,912
145	3.000%, 12/15/28	12/27 at 100.00	AA	162,709
160	3.000%, 12/15/29	12/27 at 100.00	AA	178,600
315	3.000%, 12/15/30	12/27 at 100.00	AA	349,304
370	Lakeview Independent School District 2167, Lyon and Yellow Counties, Minnesota, General Obligation Bonds, Lakeview Public Schools Building Series 2021A, 4.000%, 2/01/30	2/29 at 100.00	AAA	448,962
4,100	Lakeville Independent School District 194, Dakota County, Minnesota, General Obligation Bonds, School Building & Facilities Maintenance Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	Aa2	4,647,678
	Lester Prairie Independent School District 424, McLeaod County, Minnesota, General Obligation Bonds, School Building Series 2019A:
590	5.000%, 2/01/28	No Opt. Call	Aa2	747,630
590	4.000%, 2/01/31	2/29 at 100.00	Aa2	711,770
	Maccray Independent School District 2180, Chippewa, Kandiyohi and Renville Counties, Minnesota, General Obligation Bonds, School Building Series 2020A:
1,965	4.000%, 2/01/28	No Opt. Call	Aa2	2,360,240
2,040	3.000%, 2/01/29	2/28 at 100.00	Aa2	2,300,263
	Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660	3.600%, 1/01/35 – AGM Insured	1/23 at 100.00	AA	685,832
500	4.000%, 1/01/45 – AGM Insured	1/23 at 100.00	AA	519,430
	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2020A:
715	4.000%, 2/01/29	No Opt. Call	Aa2	873,894
645	4.000%, 2/01/38	2/29 at 100.00	Aa2	762,642
	Maple River Independent School District 2135, Minnesota, General Obligation Bonds, School Building Series 2020A:
425	4.000%, 2/01/31	2/30 at 100.00	AAA	522,096
245	4.000%, 2/01/32	2/30 at 100.00	AAA	299,777
2,250	4.000%, 2/01/45	2/30 at 100.00	AAA	2,658,150
1,500	4.000%, 2/01/50	2/30 at 100.00	AAA	1,763,940
1,300	Marshall Independent School District 413, Lyon County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/28	No Opt. Call	Aa2	1,556,087
1,000	Metropolitan Council Minneapolis- Saint Paul Metropolitan Area, Minnesota, General Obligation Bonds, Grant Anticipation Note Series 2021C, 5.000%, 12/01/28	No Opt. Call	AAA	1,301,980

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,780	Metropolitan Council Minneapolis- Saint Paul Metropolitan Area, Minnesota, General Obligation Bonds, Refunding Transit Series 2020D, 5.000%, 3/01/28	No Opt. Call	AAA	$2,274,591
585	Milaca Independent School District 912, Millie Lacs, Morrison, Benton, Kanabec and Isanti Counties, Minnesota, General Obligation Bonds, Refunding Alternative Facilities Crossover Series 2014B, 4.000%, 2/01/26	2/24 at 100.00	Aa2	635,064
	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B:
1,240	5.000%, 2/01/28	No Opt. Call	AAA	1,573,957
1,495	4.000%, 2/01/36	2/28 at 100.00	AAA	1,749,853
	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2019B:
1,475	5.000%, 2/01/29	No Opt. Call	AAA	1,918,193
1,570	5.000%, 2/01/30	2/29 at 100.00	AAA	2,027,325
2,060	4.000%, 2/01/35	2/29 at 100.00	AAA	2,463,822
1,090	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2020B, 5.000%, 2/01/29	No Opt. Call	AAA	1,417,512
2,195	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018, 4.000%, 12/01/35	12/26 at 100.00	AAA	2,543,061
1,000	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 2.250%, 8/01/29	8/26 at 100.00	AAA	1,067,160
7,015	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2020B, 4.000%, 8/01/29	No Opt. Call	AAA	8,750,511
500	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 5.000%, 10/01/21	No Opt. Call	AAA	501,985
500	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.000%, 10/01/26	10/23 at 100.00	AAA	528,395
3,130	Minnesota State, General Obligation Bonds, Various Purpose Series 2017A, 5.000%, 10/01/29	10/27 at 100.00	AAA	3,927,774
1,515	Minnesota State, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 8/01/34	8/28 at 100.00	AAA	1,938,397
	Minnesota State, General Obligation Bonds, Various Purpose Series 2019A:
2,745	5.000%, 8/01/32	8/29 at 100.00	AAA	3,590,542
155	5.000%, 8/01/36	8/29 at 100.00	AAA	201,133
2,425	Minnesota State, General Obligation Bonds, Various Purpose Series 2020A, 5.000%, 8/01/36	8/30 at 100.00	AAA	3,209,512
	Montgomery Independent School District 2905, Minnesota, General Obligation Bonds, School Building Series 2018A:
250	4.000%, 2/01/32	2/25 at 100.00	Aa2	281,040
500	4.000%, 2/01/36	2/25 at 100.00	Aa2	562,265
	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A:
2,070	3.000%, 2/01/43	2/28 at 100.00	Aa2	2,222,994
1,100	3.000%, 2/01/44	2/28 at 100.00	Aa2	1,179,233

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Mora Independent School District 332, Kanabec County, Minnesota, General Obligation Bonds, School Building Series 2020A:
$2,620	4.000%, 2/01/28	No Opt. Call	AAA	$3,137,922
1,085	3.000%, 2/01/29	2/28 at 100.00	AAA	1,214,809
1,850	3.000%, 2/01/30	2/28 at 100.00	AAA	2,054,296
300	Mountain Lake, Minnesota, General Obligation Bonds, Series 2017B, 4.000%, 2/01/43	2/25 at 100.00	A+	323,040
2,735	New Prague Independent School District 721, Scott County, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 5.000%, 2/01/23	No Opt. Call	Aa2	2,922,566
2,000	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.375%, 2/01/35	2/27 at 100.00	Aa2	2,215,620
595	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Refunding Alternate Facilities Series 2019C, 4.000%, 2/01/30	2/28 at 100.00	Aa2	706,616
1,600	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 5.000%, 2/01/32	2/28 at 100.00	Aa2	1,991,168
1,080	Pillager Independent School District 116, Cass and Morrison Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	1,284,844
1,360	Pillager Independent School District 116, Cass and Morrison Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 3.000%, 2/01/33	2/28 at 100.00	AAA	1,493,634
1,205	Pipestone-Jasper Independent School District 2689, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/29	No Opt. Call	AAA	1,567,066
300	Rice Lake, Minnesota, General Obligation Bonds, Refunding Series 2021A, 4.000%, 2/01/28	No Opt. Call	A1	358,065
4,000	Richfield Independent School District 280, Hennepin County, Minnesota, General Obligation Bonds, School Buildings Series 2018A, 4.000%, 2/01/40	2/27 at 100.00	AAA	4,514,760
1,250	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%, 2/01/30	8/26 at 100.00	Aa2	1,369,225
2,825	Rosemount Independent School District 196, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/27	2/26 at 100.00	AAA	3,384,491
	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,250	5.000%, 2/01/30	2/27 at 100.00	Aa2	3,951,480
2,500	4.000%, 2/01/35	2/27 at 100.00	Aa2	2,841,125
1,500	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	1,696,935
	Russell-Tyler-Ruthton Public Schools Independent School District 2902, Minnesota, General Obligation Bonds, Series 2019A:
1,620	5.000%, 2/01/30	2/29 at 100.00	AAA	2,091,890
1,700	4.000%, 2/01/31	2/29 at 100.00	AAA	2,044,148
1,010	Saint Cloud, Minnesota, General Obligation Bonds, Refunding Tax Abatement Series 2021C, 4.000%, 10/01/31 (WI/DD, Settling 9/23/21)	10/30 at 100.00	AA+	1,269,398

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35	2/23 at 100.00	Aa2	$600,185
1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45	2/26 at 100.00	AAA	1,102,820
255	Saint Joseph, Minnesota, General Obligation Bonds, Series 2021A, 4.000%, 12/15/29 (WI/DD, Settling 9/14/21)	No Opt. Call	AA-	314,724
	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A:
1,340	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,533,188
1,400	4.000%, 2/01/30	2/26 at 100.00	Aa2	1,593,536
1,885	3.200%, 2/01/32	2/26 at 100.00	Aa2	2,050,955
615	Saint Paul Public Library Agency, Minnesota, General Obligation Bonds, Refunding Series 2021D, 4.000%, 10/01/31	10/30 at 100.00	AAA	766,075
1,515	Saint Paul, Minnesota, General Obligation Bonds, Refunding Street Reconstruction Series 2021C, 5.000%, 5/01/30	No Opt. Call	AAA	2,035,706
1,940	Saint Paul, Minnesota, General Obligation Bonds, Refunding Various Purpose Series 2021A, 5.000%, 3/01/28	No Opt. Call	AAA	2,479,048
	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A:
250	4.000%, 2/01/33	2/27 at 100.00	Aa2	284,990
425	4.000%, 2/01/34	2/27 at 100.00	Aa2	482,911
3,390	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A, 3.000%, 2/01/25	2/23 at 100.00	Aa2	3,521,837
2,500	Sibley East Independent School District 2310, Sibley, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40	2/25 at 100.00	Aa2	2,736,525
420	Sleepy Eye, Minnesota, General Obligation Bonds, Refunding Series 2020A, 4.000%, 2/01/28	No Opt. Call	AA	500,422
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A:
1,330	4.000%, 2/01/31	2/27 at 100.00	Aa2	1,536,403
670	4.000%, 2/01/33	2/27 at 100.00	Aa2	770,205
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2020A:
1,575	5.000%, 2/01/28	No Opt. Call	Aa2	2,001,447
1,575	4.000%, 2/01/29	2/28 at 100.00	Aa2	1,879,133
700	4.000%, 2/01/30	2/28 at 100.00	Aa2	829,878
1,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	1,141,060
500	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 4.000%, 2/01/22	No Opt. Call	Aa2	508,140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Swift County-Benson Hospital Disrict, Minnesota, Congregate Senior Revenue Bonds, Series 2020A:
$150	4.000%, 2/01/25	No Opt. Call	AA-	$167,646
330	4.000%, 2/01/28	No Opt. Call	AA-	392,964
345	4.000%, 2/01/29	No Opt. Call	AA-	417,540
600	Thief River Falls Independent School District 564, Minnesota, General Obligation Bonds, Refunding Series 2020D, 4.000%, 2/01/26	No Opt. Call	Aa2	692,076
	Virginia, Minnesota, General Obligation Bonds, Sales Tax Series 2020A:
535	4.000%, 2/01/31 – AGM Insured	2/28 at 100.00	AA	622,034
500	4.000%, 2/01/32 – AGM Insured	2/28 at 100.00	AA	579,525
815	4.000%, 2/01/33 – AGM Insured	2/28 at 100.00	AA	942,213
655	4.000%, 2/01/35 – AGM Insured	2/28 at 100.00	AA	753,656
245	4.000%, 2/01/37 – AGM Insured	2/28 at 100.00	AA	280,412
2,500	Waconia Independent School District, Minnesota, General Obligation Bonds, School Building Series 2015B, 3.000%, 2/01/28	2/25 at 100.00	Aa2	2,695,500
1,315	Waseca Independent School District 829, Steele, Rice, and Waseca Counties, Minnesota, General Obligation Bonds, School Buidling Series 2015A, 4.000%, 2/01/27	2/26 at 100.00	Aa2	1,512,316
1,685	Watertown-Mayer Independent School District 111, Carver, Hennepin and Wright Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 0.000%, 2/01/32	2/28 at 92.57	AAA	1,405,644
1,220	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Buidling Series 2018A, 4.000%, 2/01/39	2/27 at 100.00	AAA	1,396,070
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A:
4,820	4.000%, 2/01/27	No Opt. Call	AAA	5,715,990
5,000	3.000%, 2/01/42	2/28 at 100.00	AAA	5,413,000
540	White Bear, Ramsey County, Minnesota, General Obligation Bonds, Improvement & Unitlity Series 2021A, 5.000%, 2/01/29	No Opt. Call	AA+	700,898
725	Wright County, Minnesota, General Obligation Bonds, Refunding Jail Series 2017A, 4.000%, 12/01/21	No Opt. Call	AA+	731,967
214,790	Total Tax Obligation/General			249,680,718
	Tax Obligation/Limited – 8.1%
	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Series 2021A:
650	3.000%, 2/01/28 (WI/DD, Settling 9/15/21)	No Opt. Call	A2	728,468
265	3.000%, 2/01/32 (WI/DD, Settling 9/15/21)	2/29 at 100.00	A2	291,717
150	3.000%, 2/01/35 (WI/DD, Settling 9/15/21)	2/29 at 100.00	A2	161,246
395	Chaska Independent School District 112, Carver County, Minnesota, Certificates of Participation, Series 2021A, 4.000%, 2/01/31 (WI/DD, Settling 9/02/21)	2/30 at 100.00	Aa3	479,242
750	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25	No Opt. Call	Aa2	855,900

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$600	Elbow Lake Economic Development Authority, Minnesota, Lease Revenue Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43	12/27 at 100.00	N/R	$650,610
135	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 4.000%, 3/01/30	3/23 at 100.00	N/R	138,259
425	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27	3/23 at 100.00	N/R	436,968
1,090	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 3.250%, 8/01/30	8/24 at 100.00	AA+	1,164,818
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2017A:
200	4.000%, 8/01/30	8/27 at 100.00	AA+	233,628
475	4.000%, 8/01/34	8/27 at 100.00	AA+	550,349
325	4.000%, 8/01/35	8/27 at 100.00	AA+	376,041
1,125	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/38	8/28 at 100.00	AA+	1,311,356
2,450	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020A, 4.000%, 8/01/29	No Opt. Call	AA+	3,007,595
3,105	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020B, 4.000%, 8/01/32	8/30 at 100.00	AA+	3,828,931
1,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020D, 4.000%, 8/01/43	8/30 at 100.00	AA+	1,189,896
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015A:
1,470	3.625%, 2/01/34	2/25 at 100.00	A1	1,561,478
580	3.750%, 2/01/36	2/25 at 100.00	A1	616,726
4,600	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42	2/25 at 100.00	A1	4,927,566
1,000	Plymouth Intermediate District 287, Minnesota, Certificates of Participation, Refunding Series 2017A, 4.000%, 2/01/36	2/27 at 100.00	A1	1,118,580
	Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds, Series 2017B:
175	4.000%, 5/01/29	5/27 at 100.00	Aa3	201,509
200	4.000%, 5/01/32	5/27 at 100.00	Aa3	226,940
100	4.000%, 5/01/33	5/27 at 100.00	Aa3	113,207
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
4,500	4.500%, 7/01/34	7/25 at 100.00	N/R	4,982,130
3,577	4.750%, 7/01/53	7/28 at 100.00	N/R	4,093,519
1,010	5.000%, 7/01/58	7/28 at 100.00	N/R	1,169,429
2,049	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	2,329,262

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Rosemount Independent School District 196, Dakota County, Minnesota, Certificates of Participation, Series 2021A:
$835	3.000%, 4/01/24	No Opt. Call	Aa3	$890,953
865	3.000%, 4/01/25	No Opt. Call	Aa3	941,414
945	3.000%, 4/01/28	No Opt. Call	Aa3	1,069,664
1,215	Roseville Independent School District 623, Ramsey County, Minnesota, Certificates of Participation, Series 2021A, 5.000%, 4/01/30	No Opt. Call	Baa2	1,624,261
	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
355	5.000%, 2/01/32	2/25 at 100.00	A1	405,644
520	5.000%, 2/01/34	2/25 at 100.00	A1	593,050
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
310	4.250%, 4/01/25	4/23 at 100.00	N/R	318,448
430	4.875%, 4/01/30	4/23 at 100.00	N/R	440,668
1,665	5.250%, 4/01/43	4/23 at 100.00	N/R	1,694,454
2,670	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.375%, 2/01/35	2/27 at 100.00	AAA	2,940,231
	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B:
1,005	4.000%, 2/01/36	2/29 at 100.00	AAA	1,194,010
1,000	4.000%, 2/01/37	2/29 at 100.00	AAA	1,184,940
	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2020C:
3,325	4.000%, 2/01/30	2/28 at 100.00	AAA	3,950,998
2,840	3.000%, 2/01/36	2/28 at 100.00	AAA	3,103,580
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, Certificates of Participation, Series 2020B:
745	5.000%, 4/01/24	No Opt. Call	A+	831,912
900	4.000%, 4/01/28	No Opt. Call	A+	1,068,462
	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A:
280	4.000%, 2/01/32	2/31 at 100.00	Baa1	334,230
250	4.000%, 2/01/34	2/31 at 100.00	Baa1	296,500
425	4.000%, 2/01/38	2/31 at 100.00	Baa1	497,951
700	4.000%, 2/01/41	2/31 at 100.00	Baa1	812,371
53,681	Total Tax Obligation/Limited			60,939,111
	Transportation – 5.4%
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A:
1,050	5.000%, 1/01/28	1/27 at 100.00	AA-	1,283,436
390	5.000%, 1/01/31	1/27 at 100.00	AA-	473,288

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
$200	5.000%, 1/01/25	1/24 at 100.00	A+	$222,096
2,000	5.000%, 1/01/31	1/24 at 100.00	A+	2,214,040
1,175	5.000%, 1/01/32	1/24 at 100.00	A+	1,299,291
200	5.000%, 1/01/33	1/24 at 100.00	A+	221,156
750	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/26 (AMT)	1/24 at 100.00	A+	829,155
270	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%, 1/01/22	No Opt. Call	A+	274,147
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A:
30	5.000%, 1/01/31	7/29 at 100.00	A+	38,524
70	5.000%, 1/01/37	7/29 at 100.00	A+	88,460
1,250	5.000%, 1/01/44	7/29 at 100.00	A+	1,555,825
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,570	5.000%, 1/01/30 (AMT)	7/29 at 100.00	A+	2,027,262
2,000	5.000%, 1/01/35 (AMT)	7/29 at 100.00	A+	2,536,660
1,225	5.000%, 1/01/38 (AMT)	7/29 at 100.00	A+	1,540,499
2,215	5.000%, 1/01/39 (AMT)	7/29 at 100.00	A+	2,779,072
3,000	5.000%, 1/01/44 (AMT)	7/29 at 100.00	A+	3,726,510
8,500	5.000%, 1/01/49 (AMT)	7/29 at 100.00	A+	10,498,010
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
125	5.000%, 1/01/33	1/27 at 100.00	AA-	151,258
1,630	5.000%, 1/01/37	1/27 at 100.00	AA-	1,964,949
5,580	5.000%, 1/01/46	1/27 at 100.00	AA-	6,711,512
475	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D, 5.000%, 1/01/34 (AMT)	1/27 at 100.00	A+	569,687
33,705	Total Transportation			41,004,837
	U.S. Guaranteed – 2.0% (5)
1,135	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy PRoject, Series 2013A, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	1,241,769
2,000	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/28 (Pre-refunded 2/01/24)	2/24 at 100.00	AAA	2,181,000
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	627,906
2,000	6.000%, 10/01/40 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	2,009,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$720	Otter Tail County, Minnesota, General Obligation Bonds, Capital Improvement Series 2016A, 3.000%, 2/01/23 (ETM)	No Opt. Call	AA	$749,146
555	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22 (ETM), 144A	No Opt. Call	BB	579,309
1,600	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A, 5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	1,905,680
3,715	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	4,134,015
1,530	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/42 (Pre-refunded 2/01/26)	2/26 at 100.00	A+	1,762,744
13,880	Total U.S. Guaranteed			15,190,869
	Utilities – 8.8%
300	Elk River, Minnesota, Electric Revenue Bonds, Series 2021B, 5.000%, 8/01/28	No Opt. Call	Aa3	383,691
1,240	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,401,572
135	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	165,518
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	245,002
500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014, 4.000%, 10/01/21	No Opt. Call	A1	501,540
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
1,000	4.000%, 10/01/31	10/24 at 100.00	A1	1,092,880
1,000	4.000%, 10/01/32	10/24 at 100.00	A1	1,091,490
2,250	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016, 5.000%, 10/01/47	10/26 at 100.00	A1	2,667,600
1,690	Minnesota Public Facilities Authority, State Clean Water Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 3/01/25	No Opt. Call	AAA	1,970,117
3,500	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/47	12/26 at 100.00	AA	4,154,255
	Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017A:
390	4.000%, 10/01/28	10/27 at 100.00	A-	454,151
675	4.000%, 10/01/33	10/27 at 100.00	A-	766,247
	Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017B:
355	4.000%, 10/01/28	10/27 at 100.00	A-	413,394
270	4.000%, 10/01/29	10/27 at 100.00	A-	312,147
2,000	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-3, 4.000%, 10/01/42	10/27 at 100.00	A-	2,223,320
1,180	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,300,608

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2021-1 501 C3:
$300	3.000%, 10/01/34	10/27 at 100.00	A-	$319,257
675	4.000%, 10/01/41	10/27 at 100.00	A-	751,896
1,100	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2021-2, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,212,431
1,075	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 5.000%, 1/01/27	1/26 at 100.00	AA-	1,282,883
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
755	0.000%, 1/01/22 – NPFG Insured	No Opt. Call	A+	754,615
3,055	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	3,042,016
10,530	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	10,407,431
5,005	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	A+	4,893,188
7,255	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	6,989,685
	Thief River Falls, Minnesota, Electric Revenue Bonds, Series 2018A:
230	4.000%, 2/01/35 – AGM Insured	2/26 at 100.00	AA	256,807
260	4.000%, 2/01/38 – AGM Insured	2/26 at 100.00	AA	288,818
13,765	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2018A, 5.000%, 1/01/49	7/28 at 100.00	Aa3	16,849,874
60,725	Total Utilities			66,192,433
$634,856	Total Long-Term Investments (cost $680,331,888)			722,659,883

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.9%
	MUNICIPAL BONDS – 3.9%
	Health Care – 3.0%
$9,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A, 0.020%, 11/15/48 (Mandatory Put 8/31/21) (6)	8/21 at 100.00	AA+	$9,000,000
5,650	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2007C2, 0.020%, 11/15/34 (Mandatory Put 9/07/21) (6)	8/21 at 100.00	AA+	5,650,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$8,100	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic Series 2008A, 0.000%, 11/15/38 (Mandatory Put 9/07/21) (6)	8/21 at 100.00	AA	$8,100,000
22,750	Total Health Care			22,750,000
	Housing/Multifamily – 0.2%
1,600	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Bella Grove Apartments Project, Series 2019B, 0.020%, 5/01/61 (Mandatory Put 9/07/21) (6)	8/21 at 100.00	AA+	1,600,000
	Housing/Single Family – 0.7%
5,225	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015D, 0.040%, 1/01/46 (AMT) (Mandatory Put 9/07/21) (6)	8/21 at 100.00	AA+	5,225,000
$29,575	Total Short-Term Investments (cost $29,575,000)			29,575,000
	Total Investments (cost $709,906,888) – 99.9%			752,234,883
	Other Assets Less Liabilities – 0.1%			820,744
	Net Assets – 100%			$753,055,627
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$722,659,883	$ —	$722,659,883
Short-Term Investments:
Municipal Bonds	—	29,575,000	—	29,575,000
Total	$ —	$752,234,883	$ —	$752,234,883

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.1%
	MUNICIPAL BONDS – 95.1%
	Consumer Staples – 0.8%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
$65	4.000%, 6/01/48	6/30 at 100.00	BBB+	$74,708
1,000	3.000%, 6/01/48	6/30 at 100.00	BBB+	1,039,040
1,065	Total Consumer Staples			1,113,748
	Education and Civic Organizations – 8.7%
1,500	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A2	1,799,655
3,000	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2021A, 4.000%, 7/01/46	1/32 at 100.00	A2	3,599,130
	Saline County, Nebraska, Educational Facilities Revenue Bonds, Doane College Project, Refunding Series 2020A:
360	3.000%, 2/15/34	2/29 at 100.00	A	382,982
445	3.000%, 2/15/35	2/29 at 100.00	A	471,651
500	Southeast Community College Area, Nebraska, Facilities Revenue Bonds, Series 2020, 3.000%, 3/15/45 – AGM Insured	7/25 at 100.00	AA	515,010
1,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds, Refunding Series 2017B, 4.000%, 5/15/37	11/27 at 100.00	Aa1	1,151,480
2,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Green Series 2021B, 5.000%, 7/15/51	7/31 at 100.00	Aa1	2,633,360
1,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Series 2021A, 5.000%, 7/15/31	No Opt. Call	Aa1	1,373,610
9,805	Total Education and Civic Organizations			11,926,878
	Health Care – 5.9%
200	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB	224,940
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
575	4.000%, 11/15/40	11/30 at 100.00	AA-	684,256
300	4.000%, 11/15/41	11/30 at 100.00	AA-	356,001
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
180	5.000%, 11/15/37	5/27 at 100.00	AA-	215,305
1,050	5.000%, 11/15/47	5/27 at 100.00	AA-	1,252,167
775	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	A-	847,098

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
$500	4.125%, 11/01/36	11/25 at 100.00	A	$556,465
1,000	5.000%, 11/01/45	11/25 at 100.00	A	1,147,610
500	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2020A, 4.000%, 7/01/40	7/30 at 100.00	A	586,540
250	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A, 5.000%, 7/01/30	7/27 at 100.00	BBB	297,435
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
500	5.000%, 7/01/34	7/25 at 100.00	BBB	568,135
435	5.000%, 7/01/35	7/25 at 100.00	BBB	493,799
875	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/01/37	2/27 at 100.00	BB+	928,690
7,140	Total Health Care			8,158,441
	Housing/Single Family – 0.6%
660	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Refunding Series 2016A, 3.500%, 9/01/36	3/25 at 100.00	AA+	690,135
	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A:
100	1.850%, 9/01/35	3/30 at 100.00	AA+	100,553
65	1.950%, 9/01/37	3/30 at 100.00	AA+	65,365
825	Total Housing/Single Family			856,053
	Long-Term Care – 3.0%
	Nebraska Educational, Health, Cultural and Social Services Finance Authority, Revenue Bonds, Immanuel Retirement Communities Obligated Group, Series 2019A:
3,500	4.000%, 1/01/44	1/26 at 102.00	AA	3,953,985
200	4.000%, 1/01/49	1/26 at 102.00	AA	225,886
3,700	Total Long-Term Care			4,179,871
	Tax Obligation/General – 31.5%
	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2019:
600	4.000%, 12/15/38	5/29 at 100.00	Aa3	697,320
975	4.000%, 12/15/44	5/29 at 100.00	Aa3	1,117,672
	Buffalo County School District 007 Kearney Public Schools, Nebraska, General Obligation Bonds, School Building Series 2016:
1,000	4.000%, 12/15/30	4/26 at 100.00	AA-	1,150,150
500	3.000%, 12/15/36	4/26 at 100.00	AA-	526,985
1,500	Dodge County School District 1 Fremont, Nebraska, General Obligation Bonds, Refunding Limited Tax Series 2019, 4.000%, 12/15/40	12/29 at 100.00	A+	1,746,060

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,090	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, School Building Series 2019, 4.000%, 6/15/33	3/24 at 100.00	AA-	$1,184,274
1,000	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, Series 2016, 3.375%, 12/15/41	12/25 at 100.00	AA-	1,067,630
1,500	Douglas County School District 059, Nebraska, General Obligation Bonds, School Building Series 2020B, 3.000%, 12/15/45	8/25 at 100.00	AA-	1,564,560
1,500	Douglas County School District 1, Nebraska, General Obligation Bonds, Omaha Public Schools Series 2020, 3.000%, 12/15/43	1/30 at 100.00	AA	1,642,905
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2016, 4.000%, 12/15/36	12/25 at 100.00	AA-	865,658
1,000	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2018, 4.000%, 12/15/38	12/28 at 100.00	AA-	1,179,390
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2019, 4.000%, 12/15/39	12/29 at 100.00	AA-	883,057
	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2020:
430	4.000%, 12/15/39	12/30 at 100.00	AA-	514,792
400	4.000%, 12/15/40	12/30 at 100.00	AA-	477,772
1,360	Douglas County School District 17 Millard, Nebraska, General Obligation Bonds, Series 2020, 3.000%, 12/15/36	12/30 at 100.00	AA	1,554,208
	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Series 2020:
3,240	5.000%, 1/15/30	No Opt. Call	AAA	4,308,325
1,000	3.000%, 1/15/43	7/30 at 100.00	AAA	1,104,380
195	Omaha, Nebraska, General Obligation Bonds, Convention Center Project, Series 2004, 5.250%, 4/01/26	No Opt. Call	AA+	237,869
500	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2017A, 4.000%, 4/15/33	4/27 at 100.00	AA+	577,245
500	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2018A, 4.000%, 1/15/37	1/27 at 100.00	AA+	569,280
1,000	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2019, 4.000%, 4/15/38	4/29 at 100.00	AA+	1,189,560
	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2020A:
380	4.000%, 4/15/31	4/30 at 100.00	AA+	473,313
540	3.000%, 4/15/39	4/30 at 100.00	AA+	596,711
500	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A, 5.000%, 1/15/33	1/27 at 100.00	AA+	607,185
1,000	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A, 4.000%, 1/15/40	1/29 at 100.00	AA+	1,178,760
	Omaha-Douglas Public Building Commission, Nebraska, General Obligation Bonds, Series 2020B:
1,000	3.000%, 5/01/36	5/29 at 100.00	AA+	1,115,270
1,280	4.000%, 5/01/43	5/29 at 100.00	AA+	1,504,192

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Refunding Series 2020B:
$750	4.000%, 12/01/35	12/30 at 100.00	Aa2	$923,017
1,000	3.000%, 12/01/40	12/30 at 100.00	Aa2	1,095,990
750	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43	6/29 at 100.00	AA-	876,742
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2019:
1,000	5.000%, 6/15/40	6/29 at 100.00	AA-	1,249,200
1,000	5.000%, 6/15/41	6/29 at 100.00	AA-	1,246,240
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2020B:
750	3.000%, 12/15/43	12/25 at 100.00	AA-	805,260
750	3.000%, 12/15/44	12/25 at 100.00	AA-	804,938
	Sarpy County School District 1, Bellevue Public School, Nebraska, General Obligation Bonds, School Building Series 2017:
550	5.000%, 12/15/29	12/27 at 100.00	Aa3	694,727
500	5.000%, 12/15/35	12/27 at 100.00	Aa3	622,560
1,000	Sarpy County School District 1, Bellevue Public School, Nebraska, General Obligation Bonds, School Building Series 2020, 4.000%, 12/15/40	12/30 at 100.00	Aa3	1,209,690
	Saunders County School District 1, Ashland-Greenwood, Nebraska, General Obligation Bonds, Series 2021:
500	3.000%, 12/15/42	12/30 at 100.00	A+	556,615
2,000	3.000%, 12/15/50	12/30 at 100.00	A+	2,161,220
	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018:
215	5.000%, 12/15/30	6/28 at 100.00	Aa1	271,990
1,000	5.000%, 12/15/47	6/28 at 100.00	Aa1	1,213,660
37,255	Total Tax Obligation/General			43,366,372
	Tax Obligation/Limited – 4.8%
500	Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project, Series 2018, 4.000%, 9/15/27	9/23 at 100.00	A	536,210
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	269,227
430	Grand Island, Nebraska, Highway Alloactaion Fund Pledge Bonds, Series 2020, 3.000%, 11/15/30	11/25 at 100.00	Aa2	467,509
500	Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds, Omaha Baseball Stadium Project, Refunding Series 2016A, 4.000%, 6/01/36	6/26 at 100.00	AA+	564,705
1,000	Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds, Series 2020B, 3.000%, 4/15/40	4/30 at 100.00	AA+	1,106,780

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$750	4.550%, 7/01/40	7/28 at 100.00	N/R	$863,040
800	4.750%, 7/01/53	7/28 at 100.00	N/R	915,520
600	5.000%, 7/01/58	7/28 at 100.00	N/R	694,710
1,075	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Series2021B Exchange Purchase, 4.000%, 7/01/58	7/31 at 100.00	Baa1	1,230,821
5,920	Total Tax Obligation/Limited			6,648,522
	Transportation – 5.7%
	Guam AB Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
500	6.000%, 10/01/34 – AGM Insured (AMT)	10/23 at 100.00	AA	549,730
165	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	178,980
70	Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%, 7/01/36 (AMT)	7/30 at 100.00	Aa3	83,479
	Lincoln, Nebraska, Airport General Obligation Bonds, Series 2021:
1,000	4.000%, 7/01/35 (AMT)	7/31 at 100.00	Aa1	1,219,980
1,000	4.000%, 7/01/36 (AMT)	7/31 at 100.00	Aa1	1,211,640
825	Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45	7/25 at 100.00	Aa1	890,950
	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A:
1,000	5.000%, 12/15/34 (AMT)	12/26 at 100.00	Aa3	1,205,280
1,000	5.000%, 12/15/36 (AMT)	12/26 at 100.00	Aa3	1,205,560
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	1,254,170
6,560	Total Transportation			7,799,769
	U.S. Guaranteed – 12.2% (4)
500	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2017, 4.500%, 12/15/44 (Pre-refunded 1/31/22)	1/22 at 100.00	Aa3	509,120
	Colfax County School District 123 Schuyler Community Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
500	4.000%, 12/15/36 (Pre-refunded 5/22/24)	5/24 at 100.00	A1	550,690
500	4.000%, 12/15/39 (Pre-refunded 5/22/24)	5/24 at 100.00	A1	550,690
	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012:
1,000	4.000%, 11/01/37 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R	1,006,230
2,800	5.000%, 11/01/42 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R	2,822,036
2,460	Lincoln- West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42 (Pre-refunded 12/15/21)	12/21 at 100.00	AAA	2,494,538
	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25 (Pre-refunded 4/01/22)	4/22 at 100.00	A-	697,433
410	4.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	A-	419,180

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2013A:
$715	4.500%, 11/15/28 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	$783,368
365	4.500%, 11/15/29 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	399,901
1,395	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	AA	1,406,760
500	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 4.000%, 12/15/31 (Pre-refunded 6/15/22)	6/22 at 100.00	AA	515,315
750	Platte County School District 001, Columbus Public Schools, Nebraska, General Obligation Bonds, School Building Series 2014, 5.000%, 12/15/39 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa3	850,868
500	Scotts Bluff County School District 16, Nebraska, General Obligation Bonds, Gering Public Schools Series 2017, 5.000%, 12/01/46 (Pre-refunded 5/30/22)	5/22 at 100.00	A1	518,070
600	University of Nebraska, Revenue Bonds, Omaha Student Housing Project, Refunding Series 2017A, 5.000%, 5/15/32 (Pre-refunded 11/15/27)	11/27 at 100.00	Aa1	761,334
1,000	University of Nebraska, Revenue Bonds, Refunding Lincoln Student Fees and Facilities Series 2011, 5.000%, 7/01/42 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa1	1,016,220
1,125	University of Nebraska, Revenue Bonds, Refunding Omaha Student Health & Recreation Project Series 2016B, 3.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	Aa1	1,258,898
220	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/23 (ETM)	No Opt. Call	BBB+	240,614
16,025	Total U.S. Guaranteed			16,801,265
	Utilities – 21.9%
800	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A2	810,016
465	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/37	No Opt. Call	A	662,402
2,350	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A2	2,460,638
	Columbus, Nebraska, Combined Revenue Bonds, Refunding Series 2020:
375	4.000%, 6/15/34	6/30 at 100.00	AA	456,847
400	4.000%, 6/15/35	6/30 at 100.00	AA	486,260
1,185	District Energy Corporation, Nebraska, Facility Revenue Bonds, NSP System Series 2021, 4.000%, 7/01/45	7/31 at 100.00	AA+	1,407,282
1,000	District Energy Corporation, Nebraska, Facility Revenue Bonds, Refunding Series 2021A, 5.000%, 7/01/28	No Opt. Call	AA+	1,274,930
	Grand Island, Nebraska, Combined Utilities Revenue Bonds, Refunding Series 2020A:
750	4.000%, 8/15/35 – AGM Insured	8/30 at 100.00	AA	903,150
800	4.000%, 8/15/37 – AGM Insured	8/30 at 100.00	AA	958,208
1,930	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	2,240,769
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	245,002

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$870	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%, 9/01/34	3/27 at 100.00	AA	$1,059,025
435	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2020A, 5.000%, 9/01/33	3/30 at 100.00	AA	573,504
500	Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series 2015, 3.250%, 12/01/32	12/25 at 100.00	AA	545,890
110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/31	4/22 at 100.00	A+	113,033
1,850	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A+	1,877,898
1,500	Nebraska Public Power District, General Revenue Bonds, Series 2016A, 5.000%, 1/01/41	1/26 at 100.00	A+	1,753,605
500	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2015C, 4.000%, 2/01/38	2/25 at 100.00	AA	550,195
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2016A, 4.000%, 2/01/38	2/26 at 100.00	AA	1,124,540
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/42	12/27 at 100.00	AA	1,230,210
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2018A, 5.000%, 2/01/39	2/28 at 100.00	AA	1,230,040
320	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42	2/25 at 100.00	A+	335,782
1,500	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding Series 2019, 4.000%, 4/01/39	4/29 at 100.00	AA	1,778,880
	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding Series 2020A:
440	4.000%, 4/01/38	4/30 at 100.00	AA	532,932
370	4.000%, 4/01/39	4/30 at 100.00	AA	446,668
300	4.000%, 4/01/40	4/30 at 100.00	AA	361,113
1,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31	1/25 at 100.00	A2	1,143,480
1,500	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40	7/26 at 100.00	A2	1,777,185
800	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A	No Opt. Call	N/R	1,012,824
800	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	833,504
26,085	Total Utilities			30,185,812
$114,380	Total Long-Term Investments (cost $124,619,634)			131,036,731
	Other Assets Less Liabilities – 4.9%			6,728,881
	Net Assets – 100%			$137,765,612

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$131,036,731	$ —	$131,036,731

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

Nuveen Oregon Intermediate Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 94.4%
	MUNICIPAL BONDS – 94.4%
	Education and Civic Organizations – 4.0%
$2,500	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 4.500%, 5/01/29	5/22 at 100.00	BBB	$2,561,375
1,095	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2015A, 5.000%, 5/01/30	5/25 at 100.00	BBB	1,247,402
	Forest Grove, Oregon, Student Housing Revenue Bonds, Oak Tree Foundation, Inc Project, Series 2017:
350	5.000%, 3/01/23	No Opt. Call	BBB-	370,591
440	5.000%, 3/01/24	No Opt. Call	BBB-	481,694
405	5.000%, 3/01/25	No Opt. Call	BBB-	456,662
110	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A, 5.000%, 6/15/29, 144A	6/27 at 102.00	N/R	125,283
920	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A, 5.000%, 6/15/34, 144A	6/27 at 102.00	N/R	1,024,696
100	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A, 5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	110,236
600	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.000%, 6/15/33	6/25 at 100.00	N/R	647,304
	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A:
795	5.000%, 7/01/30	7/27 at 100.00	Aa2	979,718
400	4.000%, 7/01/32	7/27 at 100.00	Aa2	465,416
	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A:
450	5.000%, 4/01/29	4/25 at 100.00	A	514,962
700	5.000%, 4/01/30	4/25 at 100.00	A	799,736
	Yamhill County, Oregon, Revenue Bonds, Linfield University Project, Refunding Series 2020A:
850	4.000%, 10/01/23	No Opt. Call	Baa2	909,517
1,000	5.000%, 10/01/35	10/30 at 100.00	Baa2	1,281,150
10,715	Total Education and Civic Organizations			11,975,742
	Health Care – 12.4%
1,035	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/23	8/22 at 100.00	A-	1,079,546
	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A:
375	4.000%, 1/01/33	1/26 at 100.00	A+	419,018
1,000	5.000%, 1/01/33	1/26 at 100.00	A+	1,167,740

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2020A:
$350	5.000%, 1/01/29	No Opt. Call	A+	$450,831
715	4.000%, 1/01/34	1/31 at 100.00	A+	871,106
	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Refunding Series 2016:
265	5.000%, 9/01/28	9/26 at 100.00	A	317,568
730	5.000%, 9/01/29	9/26 at 100.00	A	870,386
200	5.000%, 9/01/30	9/26 at 100.00	A	237,310
600	5.000%, 9/01/31	9/26 at 100.00	A	709,932
270	5.000%, 9/01/32	9/26 at 100.00	A	318,846
500	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24	9/22 at 100.00	A	517,115
1,870	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2020A, 5.000%, 8/15/33	8/30 at 100.00	A+	2,464,417
1,000	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/30	6/26 at 100.00	A+	1,198,300
	Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A:
690	5.000%, 11/15/25	5/24 at 100.00	AA-	771,165
4,155	4.125%, 11/15/32	5/24 at 100.00	AA-	4,484,865
1,815	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2013A, 5.000%, 10/01/23	No Opt. Call	AA-	1,994,667
600	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/30	No Opt. Call	BBB+	780,408
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
485	5.000%, 10/01/29	10/26 at 100.00	BBB+	575,579
1,325	5.000%, 10/01/30	10/26 at 100.00	BBB+	1,565,024
	Oregon Health and Science University, Revenue Bonds, Refunding Series 2012A:
925	5.000%, 7/01/25	7/22 at 100.00	AA-	960,279
1,195	5.000%, 7/01/26	7/22 at 100.00	AA-	1,240,410
4,000	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/33	7/26 at 100.00	AA-	4,802,360
	Oregon Health and Science University, Revenue Bonds, Series 2019A:
1,070	5.000%, 7/01/29	No Opt. Call	AA-	1,399,838
1,000	5.000%, 7/01/30	1/30 at 100.00	AA-	1,313,310
500	5.000%, 7/01/31	1/30 at 100.00	AA-	653,420
2,000	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 5.000%, 5/15/32	5/29 at 100.00	AA-	2,565,820

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Healthl Project, Refunding Series 2016A:
$1,355	5.000%, 5/15/29	5/26 at 100.00	AA-	$1,611,068
560	5.000%, 5/15/30	5/26 at 100.00	AA-	665,006
1,000	5.000%, 5/15/31	5/26 at 100.00	AA-	1,185,710
31,585	Total Health Care			37,191,044
	Housing/Multifamily – 0.7%
	Clackamas County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Easton Ridge Apartments Project, Series 2013A:
285	4.000%, 9/01/22	No Opt. Call	Aa2	294,884
195	4.000%, 9/01/23	3/23 at 100.00	Aa2	204,888
340	Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station Apartments, Refunding Series 2016, 4.000%, 7/15/29	7/26 at 100.00	Aa2	380,334
1,000	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 5.000%, 10/01/24	10/23 at 100.00	BBB-	1,071,410
155	Portland Housing Authority, Oregon, Housing Revenue Bonds, Yards at Union Station Project, Refunding Series 2007, 4.750%, 5/01/22 (AMT)	9/21 at 100.00	Aa2	155,512
1,975	Total Housing/Multifamily			2,107,028
	Housing/Single Family – 0.6%
	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2021A:
935	1.900%, 1/01/33	7/30 at 100.00	Aa2	938,085
825	1.950%, 7/01/33	7/30 at 100.00	Aa2	829,513
1,760	Total Housing/Single Family			1,767,598
	Information Technology – 0.8%
2,375	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	2,468,053
	Long-Term Care – 3.7%
	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020A:
285	5.000%, 11/15/27	11/25 at 102.00	N/R	323,789
300	5.000%, 11/15/28	11/25 at 102.00	N/R	339,525
315	5.000%, 11/15/29	11/25 at 102.00	N/R	355,140
330	5.000%, 11/15/30	11/25 at 102.00	N/R	370,630

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A:
$525	4.000%, 5/15/24	No Opt. Call	N/R	$559,335
445	4.000%, 11/15/24	No Opt. Call	N/R	479,363
355	4.000%, 5/15/25	No Opt. Call	N/R	384,973
460	4.000%, 11/15/25	No Opt. Call	N/R	503,902
200	4.000%, 5/15/26	11/25 at 102.00	N/R	220,510
400	4.000%, 11/15/26	11/25 at 102.00	N/R	445,192
350	4.000%, 5/15/27	11/25 at 102.00	N/R	391,143
350	4.000%, 11/15/27	11/25 at 102.00	N/R	394,551
450	Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue Valley Manor, Series 2013A, 5.000%, 10/01/24	10/23 at 100.00	A-	492,232
1,500	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc, Refunding Series 2012, 5.000%, 12/01/29	12/22 at 100.00	BB+	1,564,395
325	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	BB+	379,503
575	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	609,684
135	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A, 4.000%, 12/01/36 (WI/DD, Settling 9/01/21)	12/28 at 103.00	BB+	156,834
1,040	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.125%, 7/01/35	7/25 at 100.00	N/R	1,090,523
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc, Refunding Series 2012:
120	5.000%, 5/15/22	No Opt. Call	BBB-	123,644
550	5.750%, 5/15/27	5/22 at 100.00	BBB-	568,711
1,150	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31	11/24 at 102.00	N/R	1,289,173
220	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2021A, 5.000%, 11/15/36	11/28 at 103.00	N/R	267,447
10,380	Total Long-Term Care			11,310,199
	Tax Obligation/General – 41.3%
1,365	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/26	No Opt. Call	AA+	1,658,325
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
350	5.000%, 6/15/26	No Opt. Call	AA+	425,764
2,835	5.000%, 6/15/27	No Opt. Call	AA+	3,552,057

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2020:
$625	4.000%, 6/15/31	6/30 at 100.00	Aa1	$775,362
500	4.000%, 6/15/34	6/30 at 100.00	Aa1	613,775
750	4.000%, 6/15/35	6/30 at 100.00	Aa1	918,682
1,000	Boardman, Morrow County, Oregon, General Obligation Bonds, Series 2021, 4.000%, 6/15/33 – BAM Insured	6/29 at 100.00	AA	1,198,460
500	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA	562,365
1,100	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/26	6/24 at 100.00	AA+	1,243,319
200	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa2	236,816
1,640	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32	6/27 at 100.00	AA+	1,910,813
1,250	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28	6/25 at 100.00	AA+	1,465,312
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
1,000	5.000%, 6/15/30	6/27 at 100.00	AA+	1,246,240
2,000	5.000%, 6/15/33	6/27 at 100.00	AA+	2,467,580
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
585	5.000%, 6/15/31	6/28 at 100.00	Aa1	743,980
550	5.000%, 6/15/32	6/28 at 100.00	Aa1	697,504
1,500	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,859,730
570	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33	6/28 at 100.00	AA+	723,056
	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2020A:
775	4.000%, 6/15/33	6/30 at 100.00	Aa1	954,676
560	4.000%, 6/15/34	6/30 at 100.00	Aa1	684,818
	Clatskanie School District 6J, Columbia and Clatsop Counties, Oregon, General Obligation Bonds, Series 2021:
250	4.000%, 6/15/31	No Opt. Call	AA+	315,568
270	4.000%, 6/15/32	6/31 at 100.00	AA+	337,492
250	4.000%, 6/15/33	6/31 at 100.00	AA+	312,085
500	Clatsop County School District 1C Astoria, Oregon, General Obligation Bonds, Series 2019B, 5.000%, 6/15/30	6/29 at 100.00	Aa1	653,990
500	Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/31	6/29 at 100.00	Aa2	648,690
450	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/33	6/27 at 100.00	Aa1	552,352

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Coos County School District 9 Coos Bay, Oregon, General Obligation Bonds, Series 2020:
$185	5.000%, 6/15/31	6/30 at 100.00	AA+	$246,772
430	5.000%, 6/15/33	6/30 at 100.00	AA+	569,634
765	5.000%, 6/15/34	6/30 at 100.00	AA+	1,009,976
1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	980,150
3,055	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Series 2008B, 0.000%, 6/15/22	No Opt. Call	Aa1	3,052,678
	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Series 2021:
300	4.000%, 6/15/32	6/31 at 100.00	Aa1	380,034
485	4.000%, 6/15/33	6/31 at 100.00	Aa1	609,499
375	4.000%, 6/15/34	6/31 at 100.00	Aa1	469,462
300	4.000%, 6/15/35	6/31 at 100.00	Aa1	374,370
300	4.000%, 6/15/36	6/31 at 100.00	Aa1	373,023
380	4.000%, 6/15/37	6/31 at 100.00	Aa1	470,520
2,000	Greater Albany School District 8J, Linn & Benton Counties, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/32	6/27 at 100.00	AA+	2,461,940
2,825	Hood River County School District, Oregon, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/29	6/26 at 100.00	AA+	3,261,943
	Jackson County School District 5 Ashland, Oregon, General Obligation Bonds, Series 2019:
2,120	5.000%, 6/15/31	6/29 at 100.00	AA+	2,759,668
2,260	5.000%, 6/15/32	6/29 at 100.00	AA+	2,932,599
1,620	5.000%, 6/15/33	6/29 at 100.00	AA+	2,095,729
1,250	Jackson County School District 549C, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/15/28	6/25 at 100.00	AA+	1,465,312
	Jackson County School District 6, Central Point, Oregon, General Obligation Bonds, Series 2019A:
1,675	4.000%, 6/15/34	6/29 at 100.00	Aa1	2,014,841
1,700	4.000%, 6/15/35	6/29 at 100.00	Aa1	2,040,969
395	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	10/21 at 100.00	Aa3	396,620
	Lake County School District 52 Bethel, Oregon, General Obligation Bonds, Series 2021B:
800	4.000%, 6/15/34	6/31 at 100.00	Aa1	1,009,912
1,500	4.000%, 6/15/35	6/31 at 100.00	Aa1	1,889,115
1,200	Lake Oswego, Oregon, General Obligation Bonds, Refunding Full Faith & Credit Series 2017, 4.000%, 12/01/31	12/27 at 100.00	AAA	1,426,176
2,000	Lane Community College, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/15/34	6/30 at 100.00	Aa1	2,445,780
1,105	Lane County School District 4J Eugene, Oregon, General Obligation Bonds, Series 2019, 4.000%, 6/15/35	6/29 at 100.00	Aa1	1,326,630

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$510	Lebanon Rural Fire Protection District, Linn County, Oregon, General Obligation Bonds, Series 2020, 4.000%, 6/15/33 – BAM Insured	6/27 at 100.00	AA	$583,124
205	Linn and Marion Counties School District 129J Santiam Canyon, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/34	6/29 at 100.00	AA+	260,881
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2020B:
1,135	5.000%, 6/15/32	6/30 at 100.00	AA+	1,508,665
1,000	5.000%, 6/15/33	6/30 at 100.00	AA+	1,324,730
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Series 2018:
1,500	5.000%, 6/15/31	6/28 at 100.00	AA+	1,909,905
2,000	5.000%, 6/15/33	6/28 at 100.00	AA+	2,537,040
	Marion County School District 103 Woodburn, Oregon, General Obligation Bonds, Series 2015:
1,000	5.000%, 6/15/27	6/25 at 100.00	Aa1	1,174,320
1,000	5.000%, 6/15/33	6/25 at 100.00	Aa1	1,168,140
1,000	Marion County School District 15 North Marion, Oregon, General Obligation Bonds, Series 2018B, 5.000%, 6/15/31	6/28 at 100.00	AA+	1,259,740
2,500	Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/01/34	6/30 at 100.00	AAA	3,101,975
	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Refunding Series 2020:
200	4.000%, 6/01/32	6/30 at 100.00	Aa3	245,194
135	4.000%, 6/01/33	6/30 at 100.00	Aa3	164,938
250	3.000%, 6/01/34	6/30 at 100.00	Aa3	279,448
	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Series 2015A:
1,500	5.000%, 6/15/29	6/25 at 100.00	Aa1	1,755,285
2,250	5.000%, 6/15/30	6/25 at 100.00	Aa1	2,632,927
1,190	Nestucca Valley School District 101, Tillamook & Yamhill Counties, Oregon, General Obligation Bonds, Series 2018B Current Interest, 5.000%, 6/15/29	6/28 at 100.00	AA+	1,516,108
	Oregon City, Oregon, General Obligation Bonds, Series 2018:
350	5.000%, 6/01/30	6/28 at 100.00	AA+	445,273
765	5.000%, 6/01/31	6/28 at 100.00	AA+	969,018
25	Oregon State, General Obligation Bonds, Alterrnative Energy Series 2011B, 5.000%, 1/01/23 (AMT)	9/21 at 100.00	AA+	25,063
2,255	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Refunding Series 2016G, 5.000%, 11/01/29	5/26 at 100.00	AA+	2,716,283

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Pacific Communities Health District, Oregon, General Obligation Bonds, Series 2016:
$325	5.000%, 6/01/27	6/26 at 100.00	A1	$389,448
350	5.000%, 6/01/28	6/26 at 100.00	A1	418,138
750	5.000%, 6/01/29	6/26 at 100.00	A1	893,700
1,000	5.000%, 6/01/30	6/26 at 100.00	A1	1,185,450
770	5.000%, 6/01/31	6/26 at 100.00	A1	910,440
1,210	Phoenix-Talent School District 4, Jackson County, Oregon, General Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32	6/28 at 100.00	AA+	1,512,827
	Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018:
225	3.750%, 6/15/28	No Opt. Call	N/R	245,716
180	4.000%, 6/15/33	6/28 at 100.00	N/R	200,912
900	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29	6/26 at 100.00	AA+	1,089,117
	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Series 2018:
1,500	5.000%, 6/15/29	6/26 at 100.00	AA+	1,815,195
1,050	5.000%, 6/15/30	6/26 at 100.00	AA+	1,270,080
2,235	Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project, Series 2014A, 5.000%, 6/01/28	6/24 at 100.00	Aaa	2,519,694
340	Redmond, Oregon, Full Faith and Credit Obligations, Refunding Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	Aa3	349,625
350	Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A, 5.000%, 6/01/25	6/24 at 100.00	Aa3	394,993
630	Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1, 5.000%, 6/01/36	12/28 at 100.00	Aa3	796,786
500	Rogue Community College District, Jackson and Jospehine Counties, Oregon, General Obligation Bonds, Jackson County Service Area, Series 2016B, 4.000%, 6/15/31	6/26 at 100.00	Aa1	575,550
800	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	799,392
	Sherwood, Oregon, General Obligation Bonds, Refunding Full Faith & Credit Series 2021:
605	4.000%, 6/01/31	6/30 at 100.00	Aa2	752,935
650	4.000%, 6/01/32	6/30 at 100.00	Aa2	805,987
675	4.000%, 6/01/33	6/30 at 100.00	Aa2	837,277
330	4.000%, 6/01/34	6/30 at 100.00	Aa2	407,913
	Umatilla County School District 6R Umatilla, Oregon, General Obligation Bonds, Series 2017:
245	0.000%, 6/15/27 (4)	No Opt. Call	AA+	280,586
340	0.000%, 6/15/29 (4)	6/27 at 100.00	AA+	384,414
315	0.000%, 6/15/31 (4)	6/27 at 100.00	AA+	353,632
1,000	Umatilla County School District R61Stanfield, Oregon, General Obligation Bonds, Series 2019, 4.000%, 6/15/34	6/29 at 100.00	AA+	1,207,010
1,250	Washington and Clackamas Counties School District 23J Tigard-Tualatin, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,546,587

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$965	Washington County School District 15, Forest Grove, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	$941,570
1,320	Washington County, Oregon, General Obligation Bonds, Full Faith & Credit Obligation Series 2016B, 4.000%, 3/01/31	3/26 at 100.00	Aaa	1,509,407
	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2017:
990	5.000%, 6/15/31	6/27 at 100.00	Aa1	1,228,590
3,750	5.000%, 6/15/32	6/27 at 100.00	Aa1	4,639,987
1,000	Washington, Clackamas and Yamhill Counties School District 88J Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,246,240
1,500	Yamhill County School District 29J Newberg, Oregon, General Obligation Bonds, Series 2021B, 4.000%, 6/15/32	6/31 at 100.00	Aa1	1,896,990
	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Refunding Series 2016:
1,000	4.000%, 6/15/31	6/26 at 100.00	AA+	1,155,180
1,000	4.000%, 6/15/32	6/26 at 100.00	AA+	1,152,250
195	Yamhill County School District 8 Dayton, Oregon, General Obligation Bonds, Refunding & Project Series 2019, 5.000%, 6/15/33	6/29 at 100.00	AA+	249,748
102,915	Total Tax Obligation/General			124,363,586
	Tax Obligation/Limited – 9.2%
	Beaverton, Oregon, Special Revenue Bonds, Series 2020A:
300	5.000%, 6/01/32	6/30 at 100.00	Aa3	395,469
400	5.000%, 6/01/34	6/30 at 100.00	Aa3	522,588
	Deschutes Public Library District, Deschutes County, Oregon, General Obligation Bonds, Series 2021:
900	4.000%, 6/01/31	No Opt. Call	Aa2	1,141,092
600	4.000%, 6/01/33	6/31 at 100.00	Aa2	753,564
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,260	5.000%, 11/15/28	11/25 at 100.00	BB	2,625,871
500	5.000%, 11/15/29	11/25 at 100.00	BB	578,455
750	Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention Center Hotel, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	Aa3	927,952
1,270	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014B, 5.000%, 4/01/27	4/24 at 100.00	AAA	1,421,994
	Oregon State Bond Bank, Revenue Bonds, Oregon Business Development Department, Refunding Series 2021A:
275	5.000%, 1/01/31	No Opt. Call	AA+	371,624
285	5.000%, 1/01/32	1/31 at 100.00	AA+	383,459
200	5.000%, 1/01/33	1/31 at 100.00	AA+	268,162
1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Subordinate Lien Series 2020A, 5.000%, 11/15/35	11/30 at 100.00	AA+	1,335,520

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	Aa3	$1,037,550
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
499	0.000%, 7/01/29	7/28 at 98.64	N/R	438,851
2,189	0.000%, 7/01/31	7/28 at 91.88	N/R	1,775,038
1,906	0.000%, 7/01/33	7/28 at 86.06	N/R	1,436,991
614	4.500%, 7/01/34	7/25 at 100.00	N/R	679,784
1,260	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	1,432,343
1,600	Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds, Series 2018, 5.000%, 12/15/30	6/28 at 100.00	A3	1,990,800
1,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/27	No Opt. Call	A	1,246,160
	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2018A:
1,000	5.000%, 10/01/31	4/28 at 100.00	A	1,240,170
750	4.000%, 10/01/33	4/28 at 100.00	A	870,442
	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Refunding Senior Lien Series 2016A:
1,000	4.000%, 9/01/31	9/26 at 100.00	AAA	1,158,560
655	4.000%, 9/01/32	9/26 at 100.00	AAA	756,990
	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2018A:
1,000	5.000%, 9/01/30	9/27 at 100.00	AAA	1,254,240
855	5.000%, 9/01/31	9/27 at 100.00	AAA	1,069,964
340	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2019A, 5.000%, 9/01/34	9/29 at 100.00	AAA	442,282
24,408	Total Tax Obligation/Limited			27,555,915
	Transportation – 4.5%
	Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
395	5.000%, 12/01/30 – AGM Insured	6/26 at 100.00	AA	471,436
430	5.000%, 12/01/31 – AGM Insured	6/26 at 100.00	AA	513,042
380	5.000%, 12/01/33 – AGM Insured	6/26 at 100.00	AA	453,188
350	4.000%, 12/01/34 – AGM Insured	6/26 at 100.00	AA	396,788
500	Port of Portland, Oregon, International Airport Revenue Bonds, Refunding Series 2020-26C, 5.000%, 7/01/28 (AMT)	No Opt. Call	A+	634,425
1,030	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (AMT)	9/21 at 100.00	A+	1,032,657
1,250	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2015-23, 5.000%, 7/01/28	7/25 at 100.00	A+	1,462,375

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2019-25B:
$1,105	5.000%, 7/01/31 (AMT)	7/29 at 100.00	A+	$1,415,063
1,850	5.000%, 7/01/33 (AMT)	7/29 at 100.00	A+	2,351,350
2,500	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2020-27A, 5.000%, 7/01/33 (AMT)	7/30 at 100.00	A+	3,251,775
1,500	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A, 5.000%, 7/01/26	9/21 at 100.00	A	1,515,015
11,290	Total Transportation			13,497,114
	U.S. Guaranteed – 8.3% (5)
1,105	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27 (Pre-refunded 6/15/24)	6/24 at 100.00	AA+	1,253,612
2,000	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/30 (Pre-refunded 6/15/25)	6/25 at 100.00	AA+	2,356,080
1,135	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/28 (Pre-refunded 6/15/24)	6/24 at 100.00	AA+	1,287,646
	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014:
255	5.000%, 6/01/29 (Pre-refunded 6/01/24)	6/24 at 100.00	AA	288,441
325	5.000%, 6/01/29 (Pre-refunded 6/01/24)	6/24 at 100.00	AA	368,098
525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 100.00	AA+	545,207
1,635	Lake County School District 52 Bethel, Oregon, General Obligation Bonds, Series 2013B, 5.000%, 6/15/33 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa1	1,854,891
300	Marion-Clackamas Counties School District 4J Silver Falls, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24 (Pre-refunded 6/15/23)	6/23 at 100.00	Aa1	325,716
	Oregon Facilities Authority, Revenue Bonds, CHF-Ashland, LLC Southern Oregon University Project Series 2012:
1,185	4.350%, 7/01/27 (Pre-refunded 7/01/22)	7/22 at 100.00	A2	1,226,795
400	4.700%, 7/01/33 (Pre-refunded 7/01/22)	7/22 at 100.00	A2	415,268
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2014A:
1,980	5.000%, 11/15/26 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	2,283,950
1,000	5.000%, 11/15/27 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	1,153,510
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2015A:
2,000	5.000%, 11/15/27 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	2,307,020
2,500	5.000%, 11/15/28 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	2,883,775
	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012:
1,435	5.000%, 8/01/26 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	1,499,202
1,915	5.000%, 8/01/30 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	2,000,677
1,715	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A, 5.000%, 10/01/26 (Pre-refunded 10/01/21)	10/21 at 100.00	A	1,721,706

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,080	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A, 5.000%, 6/15/29 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa1	$1,225,249
22,490	Total U.S. Guaranteed			24,996,843
	Utilities – 8.9%
1,295	Albany, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 8/01/25	8/23 at 100.00	Aa3	1,411,576
1,035	Bend, Oregon, Sewer Revenue Bonds, Series 2020, 5.000%, 5/01/33	5/30 at 100.00	AA	1,372,244
	Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds, Series 2016:
500	3.500%, 12/01/29	12/25 at 100.00	AA-	553,215
350	5.000%, 12/01/33	12/25 at 100.00	AA-	414,120
350	5.000%, 12/01/34	12/25 at 100.00	AA-	413,634
270	Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016, 5.000%, 11/01/33	5/25 at 100.00	AA-	312,919
500	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/22 – AGM Insured	No Opt. Call	A1	528,100
	Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A:
250	4.000%, 8/01/32	8/30 at 100.00	Aa2	308,525
650	4.000%, 8/01/33	8/30 at 100.00	Aa2	799,337
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
1,065	5.000%, 7/01/28	7/26 at 100.00	A-	1,244,623
1,120	5.000%, 7/01/29	7/26 at 100.00	A-	1,304,139
1,180	5.000%, 7/01/30	7/26 at 100.00	A-	1,366,936
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	250,938
2,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding Second Lien Series 2019A, 5.000%, 3/01/32	9/29 at 100.00	AA	2,613,020
1,880	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series 2018A, 4.500%, 5/01/30	5/26 at 100.00	AA	2,219,321
2,500	Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series 2016A, 4.000%, 4/01/33	4/26 at 100.00	Aa1	2,854,150
3,000	Portland, Oregon, Water System Revenue Bonds, Second Lien Series 2019A, 5.000%, 5/01/34	11/29 at 100.00	Aa2	3,910,950
1,015	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A	No Opt. Call	N/R	1,285,020
	Rockwood Water People's Utility District, Oregon, Water Revenue Bonds, Refunding Series 2021:
300	4.000%, 6/15/28	No Opt. Call	Aa3	363,426
235	4.000%, 6/15/29	No Opt. Call	Aa3	289,513
450	4.000%, 6/15/30	No Opt. Call	Aa3	560,885
310	4.000%, 6/15/31	No Opt. Call	Aa3	392,286
255	4.000%, 6/15/33	6/31 at 100.00	Aa3	319,658
1,000	Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series 2014, 4.000%, 3/01/23	No Opt. Call	AA	1,056,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$525	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33, 144A	5/29 at 100.00	A3	$645,698
22,285	Total Utilities			26,790,453
$242,178	Total Long-Term Investments (cost $266,018,542)			284,023,575
	Other Assets Less Liabilities – 5.6%			16,778,513
	Net Assets – 100%			$300,802,088
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$284,023,575	$ —	$284,023,575

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
WI/DD	Purchased on a when-issued or delayed delivery basis.